UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2009

Date of reporting period: November 30, 2008

Item 1. Schedule of Investments:

Putnam Emerging Markets Equity Fund
The fund's portfolio
11/30/08 (Unaudited)

COMMON STOCKS (86.3%)(a)
	Shares	Value

Advertising and marketing services (0.4%)
Focus Media Holding, Ltd. ADR (China) (NON)	1,800	$13,446
		13,446

Agriculture (1.4%)
Chaoda Modern Agriculture (Hong Kong)	80,000	46,431
		46,431

Airlines (2.1%)
Air Arabia (United Arab Emirates) (NON)	79,287	20,510
Lan Airlines SA ADR (Chile)	5,725	48,663
		69,173

Banking (9.7%)
Banco do Brasil SA (Brazil)	7,400	45,955
Banco Itau Holding Financeira SA ADR (Brazil)	4,870	56,395
Banco Santander Chile SA ADR (Chile)	1,421	47,319
Credicorp, Ltd. (Bermuda)	844	36,883
Industrial & Commercial Bank of China (China)	136,000	66,891
Unibanco-Uniao de Bancos Brasileiros SA ADR (Brazil)	1,095	70,179
		323,622

Basic materials (2.4%)
Companhia Vale do Rio Doce (CVRD) ADR (Brazil)	2,800	33,432
Companhia Vale do Rio Doce (CVRD) (Preference A) ADR
(Brazil)	4,500	49,005
		82,437

Beverage (2.7%)
Companhia de Bebidas das Americas (AmBev) ADR (Brazil)	1,145	49,773
Fomento Economico Mexicano SA de CV ADR (Mexico)	1,472	40,495
		90,268

Broadcasting (1.2%)
Grupo Televisa SA de CV ADR (Mexico)	2,711	40,285
		40,285

Chemicals (1.2%)
Israel Chemicals, Ltd. (Israel)	6,858	40,308
		40,308

Coal (1.5%)
China Shenhua Energy Co., Ltd. (China)	27,500	50,744
		50,744

Commercial and consumer services (1.3%)
LG Corp. (South Korea)	1,541	43,698
		43,698

Communications equipment (0.7%)
Comba Telecom Systems Holdings, Ltd. (Hong Kong)	208,000	22,897
		22,897

Construction (1.1%)
Arabtec Holding Co. (United Arab Emirates)	31,756	38,565
		38,565

Consumer staples (1.0%)
Kimberly-Clark de Mexico SAB de CV Class A (Mexico)	11,100	34,817
		34,817

Electric utilities (3.3%)
CEZ AS (Czech Republic)	1,488	58,635
Enersis SA ADR (Chile)	3,839	50,137
		108,772

Electronics (3.2%)
Hon Hai Precision Industry Co., Ltd. (Taiwan)	7,000	13,600
Samsung Electronics Co., Ltd. (South Korea)	281	92,952
		106,552

Engineering and construction (3.2%)
Aveng, Ltd. (South Africa)	12,313	35,654
Murray & Roberts Holdings, Ltd. (South Africa)	5,970	29,185
Samsung Engineering Co., Ltd. (South Korea)	1,643	43,699
		108,538

Financial (1.5%)
Shinhan Financial Group Co., Ltd. (South Korea)	2,380	49,558
		49,558

Food (0.6%)
Indofood Sukses Makmur Tbk PT (Indonesia)				261,000	21,277
					21,277

Homebuilding (1.1%)
Desarrolladora Homex SA de CV ADR (Mexico) (NON)				2,259	36,415
					36,415

Insurance (1.7%)
China Life Insurance Co., Ltd. (China)				22,000	56,846
					56,846

Lodging/Tourism (1.0%)
Genting Berhad (Malaysia)				28,300	31,951
					31,951

Machinery (1.2%)
China National Materials Co., Ltd. (China) (NON)				101,000	41,170
					41,170

Medical technology (2.3%)
Aspen Pharmacare Holdings, Ltd. (South Africa) (NON)				10,615	39,617
China Medical Technologies, Inc. ADR (China)				1,761	36,118
					75,735

Metals (1.8%)
POSCO (South Korea)				159	36,752
Usinas Siderurgicas de Minas Gerais (Usiminas)
(Preference) (Brazil)				2,400	24,357
					61,109

Oil and gas (13.5%)
China Petroleum & Chemical Corp. (China)				126,000	83,813
CNOOC, Ltd. (Hong Kong)				52,000	42,584
Gazprom (Russia)				25,062	106,363
Lukoil (Russia)				1,884	60,827
Petroleo Brasileiro SA ADR (Preference) (Brazil)				4,640	82,499
Petroleo Brasileiro SA ADR (Brazil)				2,367	49,565
Sasol, Ltd. (South Africa)				936	26,890
					452,541

Pharmaceuticals (2.9%)
Teva Pharmaceutical Industries, Ltd. ADR (Israel)				2,272	98,037
					98,037

Real estate (0.8%)
Huaku Development Co., Ltd. (Taiwan)				28,000	27,760
					27,760

Semiconductor (3.3%)
Advanced Semiconductor Engineering Inc. (Taiwan)				50,000	16,740
Greatek Electronics, Inc. (Taiwan)				46,000	26,266
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)				54,000	66,664
					109,670

Software (1.0%)
The9, Ltd. ADR (China) (NON)				2,500	32,100
					32,100

Technology services (1.3%)
Shanda Interactive Entertainment, Ltd. ADR (China)
(NON)				1,975	42,384
					42,384

Telecommunications (15.2%)
America Movil SAB de CV ADR Ser. L (Mexico)				3,641	109,230
China Mobile, Ltd. (Hong Kong)				10,500	96,264
China Mobile, Ltd. ADR (Hong Kong)				567	25,986
Chunghwa Telecom Co., Ltd. (Taiwan)				32,000	50,264
Globe Telecom, Inc. (Philippines)				2,600	43,978
Mobile Telesystems ADR (Russia) (NON)				1,648	48,847
MTN Group, Ltd. (South Africa)				6,651	69,549
Partner Communications Co., Ltd. (Israel)				2,109	33,048
PT Telekomunikasi (Indonesia)				29,500	14,484
Telekomunikasi Indonesia Tbk PT ADR (Indonesia)				813	15,553
					507,203

Telephone (0.7%)
Telecomunicacoes de Sao Paulo SA ADR (Brazil)				1,234	24,273
					24,273

Total common stocks (cost $4,090,430)					$2,888,582

WARRANTS (5.6%)(a)(NON)

	Expiration date		Strike Price	Warrants	Value

Aldar Properties 144A (United Arab Emirates)	1/12/10	AED	0.00001	37,774	$53,174
Housing Development Finance 144A (India) (F)	11/25/09		$ 0.01	869	25,503
Qatar National Bank 144A (Qatar)	10/13/09		0.01	980	37,664
Qatar Telecom 144A (Qatar)	11/30/09		0.01	928	31,383

Turkiye Garanti Bankasi AS 144A (Turkey)	9/29/09	0.01	26,504	38,537

Total warrants (cost $250,470)				$186,261

SHORT-TERM INVESTMENTS (9.2%)(a)
			Shares	Value

Federated Prime Obligations Fund			308,709	$308,709

Total short-term investments (cost $308,709)				$308,709

TOTAL INVESTMENTS

Total investments (cost $4,649,609)(b)				$3,383,552

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/08 (aggregate face value $104,137) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Mexican Peso	$105,754	$104,137	1/21/09	$(1,617)

Total				$(1,617)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/08 (Unaudited)

		Upfront		Fixed payments	Total return
Swap counterparty /		premium	Termination	received (paid) by	received by	Unrealized
Notional amount		received (paid)	date	fund per annum	or paid by fund	depreciation

Merrill Lynch Capital Services
	$626	$(204,838)	10/1/09	(1 month USD-LIBOR-BBA	MSCI 10 year Total Return Net	$(71,561)
				minus 2.50%)	Emerging Markets India USD Index

Total						$(71,561)

Key to holding's currency abbreviations

AED	United Arab Emirates Dirham
USD / $	United States Dollar

NOTES

(a) Percentages indicated are based on net assets of $3,345,301.

(b) The aggregate identified cost on a tax basis is $4,649,609, resulting in gross unrealized appreciation and depreciation of $32,503 and $1,298,560, respectively, or net unrealized depreciation of $1,266,057.

(NON) Non-income-producing security.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs. On November 30, 2008, fair value pricing was also used for certain foreign securities in the portfolio.

At November 30, 2008, liquid assets totaling $73,043 have been designated as collateral for open swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at November 30, 2008 (as a percentage of Portfolio Value):

Brazil	14.4%
China	12.5
United States	9.1
South Korea	7.9
Mexico	7.7
Hong Kong	6.9
Russia	6.4
Taiwan	6.0
South Africa	5.9
Israel	5.1
Chile	4.4
United Arab Emirates	3.3
Qatar	2.0
Czech Republic	1.7
Indonesia	1.5
Philippines	1.3
Turkey	1.1
Bermuda	1.1
Malaysia	0.9
India	0.8

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At November 30, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments LLC., does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of November 30, 2008:

Valuation inputs	Investments in securities	Other financial instruments*

Level 1	$1,609,932	$--

Level 2	1,773,620	(73,178)

Level 3	--	--

Total	$3,383,552	$(73,178)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 28, 2009

Date of reporting period: November 30, 2008

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund
The fund's portfolio
11/30/08 (Unaudited)

SENIOR LOANS (86.6%)(a)(c)
	Principal
	amount	Value

Automotive (3.1%)
Allison Transmission bank term loan FRN Ser. B,
4.996s, 2014	$3,468,131	$2,066,014
Dana Corp. bank term loan FRN 7.167s, 2015	2,069,565	1,227,941
Federal Mogul Corp. bank term loan FRN Ser. B, 3.907s,
2014	1,241,737	616,730
Federal Mogul Corp. bank term loan FRN Ser. C, 3.429s,
2015	633,539	314,658
Ford Motor Co. bank term loan FRN Ser. C, 4.943s, 2013	937,614	375,046
General Motors Corp. bank term loan FRN 4.568s, 2013	937,614	360,981
Lear Corp bank term loan FRN 5.02s, 2013	1,376,685	640,159
Navistar Financial Corp. bank term loan FRN 4.913s,
2012	361,333	195,120
Navistar International Corp. bank term loan FRN
4.686s, 2012	993,667	536,580
TRW Automotive, Inc. bank term loan FRN Ser. B,
5.211s, 2014	1,115,875	767,164
United Components, Inc. bank term loan FRN Ser. D,
4.39s, 2012	422,222	304,000
		7,404,393

Basic materials (5.9%)
Aleris International, Inc. bank term loan FRN Ser. B,
3 1/2s, 2013	1,926,999	1,059,849
Celanese Corp. bank term loan FRN Ser. B, 5.553s, 2014	2,410,152	1,824,830
Domtar Corp. bank term loan FRN 3.553s, 2014 (Canada)	1,590,078	1,194,325
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.299s, 2013	1,385,887	1,063,283
Georgia-Pacific, LLC bank term loan FRN Ser. B2,
4.563s, 2012	2,314,659	1,775,858
Huntsman International, LLC bank term loan FRN Ser. B,
3.186s, 2012	1,740,000	1,141,440
Nalco Co. bank term loan FRN Ser. B, 7.102s, 2010	1,000,000	886,000
NewPage Holding Corp. bank term loan FRN 7s, 2014	1,865,152	1,368,555
Novelis, Inc. bank term loan FRN Ser. B, 5.77s, 2014	813,106	502,499
Novelis, Inc. bank term loan FRN Ser. B, 5.77s, 2014	1,788,832	1,105,498
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 3.546s, 2012	1,380,185	1,105,298
Smurfit-Stone Container Corp. bank term loan FRN
3.826s, 2010	94,140	69,873
Smurfit-Stone Container Corp. bank term loan FRN Ser.
B, 4.897s, 2011	28,379	21,064
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C, 4.883s, 2011	622	461
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C1, 5 1/8s, 2011	303,604	224,667
Tube City IMS Corp. bank term loan FRN 6.012s, 2014	967,771	638,729
Tube City IMS Corp. bank term loan FRN 3.662s, 2014	119,092	78,601
		14,060,830

Broadcasting (2.1%)
Citadel Communications bank term loan FRN Ser. B,
4.277s, 2014	1,715,000	617,400
Cumulus Media, Inc. bank term loan FRN Ser. B, 3.506s,
2014	2,341,110	1,053,499
Spanish Broadcasting Systems, Inc. bank term loan FRN
5.52s, 2012	2,370,076	853,227
Univision Communications, Inc. bank term loan FRN Ser.
B, 3.686s, 2014	2,600,000	1,155,700
Young Broadcasting, Inc. bank term loan FRN Ser. B,
5.258s, 2012	2,371,612	1,259,326
Young Broadcasting, Inc. bank term loan FRN Ser. B,
5.258s, 2012	185,982	98,756
		5,037,908

Building materials (0.2%)
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 7.708s, 2011	631,110	482,799
		482,799

Cable television (4.2%)
Atlantic Broadband Financial, LLC bank term loan FRN
6.02s, 2011	797,975	674,289
Cablevision Systems Corp. bank term loan FRN 4.569s,
2013	1,397,769	1,157,042
Cebridge Connections, Inc. bank term loan FRN Ser. B,
6.161s, 2013	3,743,000	2,493,253
Charter Communications, Inc. bank term loan FRN
6.262s, 2014	1,000,000	600,000
Charter Communications, Inc. bank term loan FRN 5.06s,
2014	2,970,750	1,996,591
Mediacom Communications Corp. bank term loan FRN Ser.
C, 2.59s, 2015	1,599,199	1,095,451
Mediacom Communications Corp. bank term loan FRN Ser.
D2, 2.84s, 2015	884,250	622,512

UPC Broadband Holding BV bank term loan FRN 4.6s, 2014
(Netherlands)	2,000,000	1,412,000
		10,051,138

Capital goods (9.5%)
Berry Plastics Holding Corp. bank term loan FRN
4.178s, 2015	2,299,750	1,519,114
Blount, Inc. bank term loan FRN Ser. B, 3.373s, 2010	3,251,144	2,763,473
Graham Packaging Co., LP bank term loan FRN 5.509s,
2011	2,546,000	1,932,233
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 3.562s, 2014	168,734	88,465
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 5.762s, 2014	2,883,134	1,511,587
Hexcel Corp. bank term loan FRN 5.802s, 2012	932,663	839,396
Hexcel Corp. bank term loan FRN Ser. B, 5.386s, 2012	1,000,028	865,024
Manitowoc Co., Inc. (The) bank term loan FRN Ser. B,
6 1/2s, 2014	2,800,000	1,990,800
Mueller Water Products, Inc. bank term loan FRN Ser.
B, 4.952s, 2014	1,957,737	1,399,782
Polypore, Inc. bank term loan FRN Ser. B, 5.14s, 2014	972,688	646,837
Rexnord Corp. bank term loan FRN Ser. B, 6.024s, 2013	2,195,902	1,753,976
Rexnord Corp. bank term loan FRN Ser. B, 5.762s, 2013	1,151,783	919,986
Sensata Technologies BV bank term loan FRN 5.257s,
2013 (Netherlands)	1,822,702	1,049,876
Sequa Corp. bank term loan FRN 6.354s, 2014	1,589,947	1,085,139
Transdigm, Inc. bank term loan FRN 5.21s, 2013	2,805,000	2,117,775
Wesco Aircraft Hardware Corp. bank term loan FRN
7.19s, 2014	485,000	354,050
Wesco Aircraft Hardware Corp. bank term loan FRN
3.69s, 2013	2,479,875	1,901,238
		22,738,751

Commercial and consumer services (1.0%)
Aramark Corp. bank term loan FRN 3.762s, 2014	178,725	141,550
Aramark Corp. bank term loan FRN Ser. B, 5.637s, 2014	2,813,243	2,228,089
		2,369,639

Consumer (0.4%)
Yankee Candle Co., Inc. bank term loan FRN 5.731s, 2014	1,938,865	1,042,140
		1,042,140

Consumer staples (7.9%)
Constellation Brands, Inc. bank term loan FRN Ser. B,
4.327s, 2013	2,187,004	1,863,601
Dean Foods Co. bank term loan FRN Ser. B, 5.24s, 2014	3,038,500	2,431,885
Del Monte Corp. bank term loan FRN Ser. B, 4.235s, 2012	840,831	763,354
Dole Food Co., Inc. bank term loan FRN Ser. B, 3.671s,
2013	350,956	246,672
Dole Food Co., Inc. bank term loan FRN Ser. C, 5.174s,
2013	1,307,562	919,029
Dole Food Co., Inc. bank term loan FRN Ser. C, 4.689s,
2013	198,010	139,173
Jarden Corp. bank term loan FRN Ser. B1, 5.512s, 2012	971,908	759,546
Jarden Corp. bank term loan FRN Ser. B2, 5.512s, 2012	1,969,466	1,539,137
NPC International, Inc. bank term loan FRN Ser. B,
5.266s, 2013	1,021,816	694,835
Pantry, Inc. (The) bank term loan FRN 3.19s, 2014	1,366,875	902,137
Pantry, Inc. (The) bank term loan FRN 3.19s, 2014	393,502	259,711
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 6.423s, 2014	1,914,803	1,290,897
Prestige Brands, Inc. bank term loan FRN Ser. B,
5.256s, 2011	1,043,044	829,220
Rite-Aid Corp. bank term loan FRN Ser. B, 5.014s, 2014	547,250	368,026
Spectrum Brands, Inc. bank term loan FRN 2.7s, 2013	98,410	58,455
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
6.387s, 2013	1,929,092	1,145,880
Supervalu, Inc. bank term loan FRN Ser. B, 2.381s, 2012	2,992,315	2,335,502
Ticketmaster bank term loan FRN Ser. B, 6.64s, 2014	1,265,000	999,350
WM Wrigley Jr., Co. bank term loan FRN Ser. B, 7 3/4s,
2014	1,425,000	1,323,792
		18,870,202

Energy (6.7%)
CR Gas Storage bank term loan FRN 4.847s, 2013	103,902	81,044
CR Gas Storage bank term loan FRN 4.843s, 2013	39,828	31,066
CR Gas Storage bank term loan FRN Ser. B, 4.847s, 2013	639,942	499,155
CR Gas Storage bank term loan FRN Ser. DD, 4.844s, 2013	70,382	54,898
Dresser, Inc. bank term loan FRN 7.854s, 2014	2,490,000	1,696,313
Energy Solutions, Inc. bank term loan FRN Ser. A,
3.65s, 2013	69,338	48,537
Energy Transfer Equity, LP bank term loan FRN Ser. B,
4.138s, 2012	2,775,000	2,256,075
Enterprise GP Holdings, LP bank term loan FRN 5.639s,
2014	1,000,000	810,000
EPCO Holding, Inc. bank term loan FRN Ser. A, 2.414s,
2012	2,325,000	2,022,750
Hercules Offshore, Inc. bank term loan FRN Ser. B,
5.64s, 2013	964,408	619,632
IFM Holding Co. bank term loan FRN 4.198s, 2014	339,820	270,157
MEG Energy Corp. bank term loan FRN 5.76s, 2013
(Canada)	1,803,750	1,208,513
MEG Energy Corp. bank term loan FRN Ser. DD, 5.76s,

2013 (Canada)	1,341,563	898,847
Petroleum Geo-Services ASA bank term loan FRN 5.51s,
2015 (Norway)	1,115,951	820,224
Quicksilver Resources, Inc. bank term loan FRN 7 3/4s,
2013	229,688	165,375
Reliant Energy, Inc. bank term loan FRN 2.73s, 2014	2,435,000	1,744,069
Targa Resources, Inc. bank term loan FRN 5.97s, 2012	1,599,797	1,141,188
Targa Resources, Inc. bank term loan FRN 3.637s, 2012	911,704	650,348
Western Refining, Inc. bank term loan FRN Ser. B,
9 1/4s, 2014	1,895,202	1,070,789
		16,088,980

Entertainment (2.9%)
AMC Entertainment, Inc. bank term loan FRN 2.193s, 2013	897,692	681,797
Cinemark USA, Inc. bank term loan FRN 3.66s, 2013	1,679,509	1,264,430
MGM Studios, Inc. bank term loan FRN Ser. B, 7.012s,
2011	2,242,500	1,005,920
National Cinemedia, Inc. bank term loan FRN 4.57s, 2015	360,000	227,314
Regal Cinemas, Inc. bank term loan FRN Ser. B, 5.262s,
2010	962,217	716,584
Six Flags Theme Parks bank term loan FRN 4.344s, 2015	3,337,750	2,048,544
Universal City Development Partners bank term loan FRN
Ser. B, 6.447s, 2011	1,316,487	1,112,431
		7,057,020

Financials (2.1%)
Capital Automotive, LP bank term loan FRN 4.6s, 2010	1,400,000	586,600
General Growth Properties, Inc. bank term loan FRN
Ser. A, 2.92s, 2010	3,000,000	636,000
Hub International, Ltd. bank term loan FRN Ser. B,
6.262s, 2014	935,866	568,539
Hub International, Ltd. bank term loan FRN Ser. DD,
6.262s, 2014	210,350	127,788
Lender Processing Services, Inc. bank term loan FRN
Ser. B, 3.936s, 2014	1,060,000	908,950
LNR Property Corp. bank term loan FRN Ser. B, 6.44s,
2011	1,276,000	618,860
Nuveen Investments, Inc. bank term loan FRN Ser. B,
5.238s, 2014	2,445,219	1,116,069
Tishman Speyer Real Estate bank term loan FRN 3.23s,
2012	1,550,000	542,500
		5,105,306

Gaming and lottery (2.9%)
CCM Merger, Inc. bank term loan FRN Ser. B, 5.152s,
2012	2,563,572	1,153,607
Golden Nugget, Inc. bank term loan FRN Ser. B, 3.43s,
2014	938,636	351,989
Golden Nugget, Inc. bank term loan FRN Ser. DD,
3.585s, 2014 (U)	536,364	201,136
Green Valley Ranch Gaming, LLC bank term loan FRN Ser.
B, 4.613s, 2014	1,717,465	772,859
Harrah's Operating Co., Inc. bank term loan FRN Ser.
B3, 5.193s, 2015	1,795,489	1,046,434
Isle of Capri Casinos, Inc. bank term loan FRN 5.512s,
2014	1,742,003	1,077,138
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
5.512s, 2014	539,519	333,602
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
5.512s, 2014	696,801	430,855
Seminole Tribe of Florida bank term loan FRN Ser. B1,
5.198s, 2014	116,760	92,241
Seminole Tribe of Florida bank term loan FRN Ser. B2,
5.313s, 2014	420,405	332,120
Seminole Tribe of Florida bank term loan FRN Ser. B3,
5.313s, 2014	386,640	305,445
Tropicana Entertainment bank term loan FRN Ser. B,
5 1/4s, 2011	3,506,285	950,203
		7,047,629

Health care (10.3%)
Accellent, Inc. bank term loan FRN Ser. B, 4.694s, 2012	1,151,330	759,878
Bausch & Lomb, Inc. bank term loan FRN Ser. B, 7.012s,
2015	1,786,102	1,285,994
Bausch & Lomb, Inc. bank term loan FRN Ser. DD,
7.012s, 2015 (U)	449,900	323,928
Biomet, Inc. bank term loan FRN Ser. B, 6.762s, 2015	2,114,322	1,715,905
Community Health Systems, Inc. bank term loan FRN Ser.
B, 4.394s, 2014	3,665,599	2,684,480
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 0.5s, 2014 (U)	205,801	150,717
Davita, Inc. bank term loan FRN Ser. B, 4.725s, 2012	2,000,000	1,694,376
Fenwal Controls of Japan, Ltd. bank term loan FRN
4.444s, 2014 (Japan)	1,932,713	1,227,273
Fenwal Controls of Japan, Ltd. bank term loan FRN Ser.
DD, 4.848s, 2014 (Japan)	327,024	207,660
Fresenius SE bank term loan FRN Ser. B1, 6 3/4s, 2014
(Germany)	649,894	590,863
Fresenius SE bank term loan FRN Ser. B2, 6 3/4s, 2014
(Germany)	350,106	318,304
HCA, Inc. bank term loan FRN Ser. B, 6.012s, 2013	3,335,829	2,493,879
Health Management Associates, Inc. bank term loan FRN
5.512s, 2014	1,302,507	871,594
Healthsouth Corp. bank term loan FRN Ser. B, 4.27s,

2013	1,892,930	1,483,847
Hologic, Inc. bank term loan FRN Ser. B, 4 7/8s, 2013	336,350	292,624
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	97,562	72,562
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 5.118s, 2014	1,054,679	784,417
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 5.118s, 2014	364,942	271,426
Select Medical Corp. bank term loan FRN Ser. B,
4.151s, 2012	1,728,355	1,284,743
Sun Healthcare Group, Inc. bank term loan FRN 2.701s,
2014	267,062	189,614
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
4.823s, 2014	1,185,118	841,434
Sun Healthcare Group, Inc. bank term loan FRN Ser. DD,
5.014s, 2014	161,672	114,787
Surgical Care Affiliates, Inc. bank term loan FRN Ser.
B, 5.762s, 2015	2,587,250	1,500,605
United Surgical Partners International, Inc. bank term
loan FRN 4.457s, 2014	2,414,454	1,533,178
United Surgical Partners International, Inc. bank term
loan FRN Ser. DD, 3.48s, 2014 (U)	354,839	225,323
Vanguard Health Systems, Inc. bank term loan FRN
5.042s, 2011	2,182,806	1,781,716
		24,701,127

Homebuilding (0.7%)
Realogy Corp. bank term loan FRN 2.3s, 2013	609,186	348,378
Realogy Corp. bank term loan FRN Ser. B, 5.706s, 2013	2,262,689	1,293,976
		1,642,354

Household furniture and appliances (0.7%)
National Bedding Co. bank term loan FRN 5s, 2012	1,350,000	577,125
National Bedding Co. bank term loan FRN 4.926s, 2011	1,742,081	1,004,601
		1,581,726

Media (2.2%)
Affinion Group, Inc. bank term loan FRN Ser. B,
4.644s, 2013	1,764,757	1,258,859
Idearc, Inc. bank term loan FRN Ser. B, 5.67s, 2014	2,100,491	681,160
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
6.763s, 2011	231,655	134,360
VNU Group BV bank term loan FRN Ser. B, 4.229s, 2013
(Netherlands)	3,628,071	2,403,031
Warner Music Group bank term loan FRN Ser. B, 4.387s,
2011	1,151,673	900,225
		5,377,635

Publishing (2.4%)
Cenveo, Inc. bank term loan FRN Ser. C, 4.954s, 2014	1,928,143	1,234,012
Cenveo, Inc. bank term loan FRN Ser. DD, 4.954s, 2014	71,152	45,537
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 7.538s, 2014	1,555,000	699,750
GateHouse Media, Inc. bank term loan FRN Ser. B,
5.07s, 2014	175,000	40,250
GateHouse Media, Inc. bank term loan FRN Ser. B, 4.2s,
2014	2,694,565	619,750
GateHouse Media, Inc. bank term loan FRN Ser. DD,
9.076s, 2014	1,005,435	231,250
Penton Media, Inc. bank term loan FRN 5.635s, 2013	2,068,500	982,538
Reader's Digest Association, Inc. (The) bank term loan
FRN Ser. B, 4.469s, 2014	2,251,630	788,071
Tribune Co. bank term loan FRN Ser. B, 6s, 2014	4,264,063	1,197,489
		5,838,647

Regional Bells (0.4%)
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 6.563s, 2015	1,365,000	851,760
		851,760

Retail (2.1%)
Claire's Stores, Inc. bank term loan FRN 4.893s, 2014	748,106	307,425
Dollar General Corp. bank term loan FRN 5.761s, 2013	1,900,000	1,458,725
J Crew Operating Corp. bank term loan FRN Ser. B,
4.153s, 2013	175,439	145,614
Michaels Stores, Inc. bank term loan FRN Ser. B,
4.055s, 2013	2,484,228	1,217,272
Neiman Marcus Group, Inc. (The) bank term loan FRN
Ser. B, 4.565s, 2013	3,258,523	2,036,577
		5,165,613

Technology (5.6%)
Activant Solutions Holdings, Inc. bank term loan FRN
Ser. B, 6.068s, 2013	2,885,911	1,760,405
Compucom Systems, Inc. bank term loan FRN 6.68s, 2014	586,619	410,633
First Data Corp. bank term loan FRN Ser. B1, 4.345s,
2014	607,337	410,711
First Data Corp. bank term loan FRN Ser. B3, 5.982s,
2014	1,833,260	1,237,451
Flextronics International, Ltd. bank term loan FRN
Ser. B, 7.069s, 2014 (Singapore)	239,766	161,442
Flextronics International, Ltd. bank term loan FRN
Ser. B, 6.155s, 2014 (Singapore)	834,384	561,819

Freescale Semiconductor, Inc. bank term loan FRN Ser.
B, 4.6s, 2013	2,711,254	1,550,498
Macrovision Solutions Corp. bank term loan FRN 7.417s,
2013	463,838	389,624
ON Semiconductor Corp. bank term loan FRN 3.186s, 2013	689,500	517,125
Open Solutions, Inc. bank term loan FRN Ser. B,
5.955s, 2014	673,330	201,999
Orbitz Worldwide, Inc. bank term loan FRN Ser. B,
5.739s, 2014	1,702,800	726,529
Reynolds & Reynolds Co. (The) bank term loan FRN
3.186s, 2012	1,969,448	1,171,822
Sabre Holdings Corp. bank term loan FRN 5.251s, 2014	3,741,459	1,469,563
SunGard Data Systems, Inc. bank term loan FRN 4.003s,
2014	3,104,613	2,165,952
Travelport bank term loan FRN 6.262s, 2013	236,438	109,268
Travelport bank term loan FRN Ser. B, 6.012s, 2013	1,178,358	544,570
		13,389,411

Telecommunications (5.2%)
Alltel Communications, Inc. bank term loan FRN Ser.
B2, 5.316s, 2015	646,734	612,421
Alltel Communications, Inc. bank term loan FRN Ser.
B3, 4.123s, 2015	1,540,784	1,468,560
American Cellular Corp. bank term loan FRN Ser. DD,
0.5s, 2013 (U)	506,250	503,086
Crown Castle International Corp. bank term loan FRN
5.376s, 2014	2,053,613	1,475,521
Intelsat Corp. bank term loan FRN Ser. B2, 6.65s, 2011	368,245	282,513
Intelsat Corp. bank term loan FRN Ser. B2-A, 6.65s,
2013	368,356	282,598
Intelsat Corp. bank term loan FRN Ser. B2-C, 6.65s,
2013	368,245	282,513
Intelsat, Ltd. bank term loan FRN 6.883s, 2014
(Bermuda)	625,000	479,167
Intelsat, Ltd. bank term loan FRN Ser. B, 2.193s, 2013
(Bermuda)	1,616,645	1,322,416
Level 3 Communications, Inc. bank term loan FRN 7s,
2014	1,650,000	1,061,499
MetroPCS Wireless, Inc. bank term loan FRN 4.843s, 2013	2,589,521	2,006,879
PAETEC Holding Corp. bank term loan FRN 3.936s, 2013	1,399,425	916,623
West Corp. bank term loan FRN 4.207s, 2013	2,869,041	1,780,598
		12,474,394

Telephone (1.1%)
Cricket Communications, Inc. bank term loan FRN Ser.
B, 7.262s, 2013	1,142,833	932,124
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
3.691s, 2013	2,137,682	1,670,064
		2,602,188

Textiles (1.0%)
Hanesbrands, Inc. bank term loan FRN 6.031s, 2013	1,778,170	1,415,313
Levi Strauss & Co. bank term loan FRN 3.659s, 2014	1,400,000	910,000
		2,325,313

Tire and rubber (0.8%)
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. B, 6.313s, 2012	221,773	99,798
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. C, 6.313s, 2012	554,121	249,354
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. D, 6.313s, 2012	632,125	271,814
Goodyear Tire & Rubber Co. (The) bank term loan FRN
2.9s, 2010	2,000,000	1,250,000
		1,870,966

Transportation (0.1%)
Delta Airlines, Inc. bank term loan FRN 4.596s, 2012	117,000	77,366
UAL Corp. bank term loan FRN Ser. B, 3.438s, 2014	591,044	273,062
		350,428

Utilities and power (5.1%)
Calpine Corp. bank term loan FRN Ser. B, 6.645s, 2014	2,800,540	1,959,378
Dynegy Holdings, Inc. bank term loan FRN 2.94s, 2013	2,587,617	1,907,289
Dynegy Holdings, Inc. bank term loan FRN 2.94s, 2013	234,255	172,665
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 5.547s, 2014	2,922,024	1,975,288
Energy Future Holdings Corp. bank term loan FRN Ser.
B3, 5.283s, 2014	1,041,969	703,068
Mirant North America, LLC bank term loan FRN 3.161s,
2013	1,182,018	958,419
NRG Energy, Inc. bank term loan FRN 5.412s, 2014	971,285	805,195
NRG Energy, Inc. bank term loan FRN 5.262s, 2014	1,977,014	1,638,945
TPF Generation Holdings, LLC bank term loan FRN
5.762s, 2013	132,138	110,886
TPF Generation Holdings, LLC bank term loan FRN
3.662s, 2013	421,520	353,725
TPF Generation Holdings, LLC bank term loan FRN Ser.
B, 5.762s, 2013	2,006,634	1,683,901
		12,268,759

Total senior loans (cost $315,464,744)		$207,797,056

CORPORATE BONDS AND NOTES (5.9%)(a)
	Principal
	amount	Value

Basic materials (0.4%)
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 6.399s, 2012	$655,000	$255,450
Clondalkin Acquisition BV 144A company guaranty sr.
sec. notes FRN 4.819s, 2013 (Netherlands)	265,000	159,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC sec. FRN 6.649s, 2014	1,000,000	490,000
		904,450

Capital goods (0.4%)
Berry Plastics Holding Corp. sec. FRN 6.694s, 2014	1,000,000	470,000
General Cable Corp. company guaranty sr. unsec. notes
FRN 6.258s, 2015	1,000,000	570,000
		1,040,000

Communication services (0.7%)
iPCS, Inc. company guaranty sr. sec. notes FRN 5.318s,
2013	440,000	308,000
Level 3 Financing, Inc. 144A company guaranty FRN
6.845s, 2015	1,000,000	435,000
Qwest Corp. sr. notes FRN 6.069s, 2013	1,250,000	875,000
		1,618,000

Consumer cyclicals (1.6%)
Autonation, Inc. company guaranty sr. unsec. notes FRN
6.753s, 2013	1,000,000	635,000
Ford Motor Credit Co., LLC sr. unsec. FRN 7.569s, 2012	2,200,000	836,000
Harry & David Holdings, Inc. company guaranty sr.
unsec. notes FRN 7.81s, 2012	500,000	200,000
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	1,000,000	567,500
Seminole Hard Rock Entertainment, Inc. 144A sr. sec.
notes FRN 5.319s, 2014	1,090,000	632,200
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sec.
notes 10s, 2013	1,000,000	700,000
Universal City Florida Holding Co. sr. unsec. notes
FRN 7.943s, 2010	670,000	308,200
		3,878,900

Energy (0.5%)
El Paso Corp. sr. unsec. notes 7 3/4s, 2010	1,000,000	893,197
SandRidge Energy, Inc. company guaranty sr. unsec.
unsub. FRN 7.508s, 2014	425,000	283,744
		1,176,941

Financials (0.3%)
GMAC, LLC sr. unsec. unsub. notes FRN 3.399s, 2009	1,000,000	650,000
USI Holdings Corp. 144A sr. unsec. notes FRN 6.024s,
2014	190,000	78,138
		728,138

Health care (0.8%)
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	2,555,000	1,526,613
US Oncology Holdings, Inc. sr. unsec. notes FRN
8.334s, 2012 (PIK)	526,000	341,900
		1,868,513

Technology (0.3%)
Freescale Semiconductor, Inc. sr. unsec. FRN 6.694s,
2014	750,000	183,750
Nortel Networks, Ltd. company guaranty sr. unsec.
notes FRN 9.003s, 2011 (Canada)	750,000	243,750
NXP BV/NXP Funding, LLC company guaranty sr. sec.
notes FRN 7.503s, 2013 (Netherlands)	1,515,000	374,963
		802,463

Utilities and power (0.9%)
Ipalco Enterprises, Inc. sr. sec. notes 8 5/8s, 2011	705,000	602,775
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010	500,000	485,000
Teco Energy, Inc. sr. notes FRN 5.193s, 2010	1,000,000	960,038
		2,047,813

Total corporate bonds and notes (cost $24,883,879)		$14,065,218

SHORT-TERM INVESTMENTS (8.1%)(a)
	Principal
	amount/shares	Value

U.S. Treasury Cash Management Bills for an effective yield of 0.88%,
May 15, 2009 (SEG)	$25,000	$24,899
Federated Prime Obligations Fund	19,339,617	19,339,617

Total short-term investments (cost $19,364,516)		$19,364,516

TOTAL INVESTMENTS

Total investments (cost $359,713,139) (b)		$241,226,790

FUTURES CONTRACTS OUTSTANDING at 11/30/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 2 yr (Short)	7	$1,517,688	Mar-09	$(7,879)

Total				$(7,879)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/08 (Unaudited)

			Payments	Payments
Swap counterparty /		Termination	made by	received by	Unrealized
Notional amount		date	fund per annum	fund per annum	depreciation

Citibank, N.A., New York
	$2,140,000	1/23/17	5.2675%	3 month USD-LIBOR-BBA	$(366,724)

Total					$(366,724)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/08 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received
Swap counterparty /		received	Notional		nation	(paid) by fund	Unrealized
Referenced debt*	Rating***	(paid)**	amount		date	per annum	depreciation

JPMorgan Chase Bank, N.A.
Claire's Stores, 9 5/8%, 6/1/15	Caa1	$--	$235,000	(F)	6/20/12	230 bp	$(193,515)

Credit Suisse International
Harrahs Operating Co., Inc., 5 5/8%, 6/1/15	Caa3	--	560,000		3/20/09	600 bp	(46,588)

Total							$(240,103)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represents the average of the ratings of all the securities included in that index. The Moody's or Standard & Poor's ratings are believed to be the most recent ratings available at November 30, 2008.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

NOTES

(a) Percentages indicated are based on net assets of $239,986,631.

(b) The aggregate identified cost on a tax basis is $359,717,202, resulting in gross unrealized appreciation and depreciation of $9,463 and $118,499,875, respectively, or net unrealized depreciation of $118,490,412.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at November 30, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(U) These securities, in part or in entirety, represent unfunded loan commitments. As of November 30, 2008, the fund had unfunded loan commitments of $1,262,006, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

American Cellular Corp.	$506,250
Bausch & Lomb, Inc.	179,960
Community Health Systems, Inc.	205,801
Golden Nugget, Inc.	357,576
United Surgical Partners International, Inc.	12,419

Totals	$1,262,006

At November 30, 2008, liquid assets totaling $795,000 have been designated as collateral for open swap contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Notes (FRN) are the current interest rates at November 30, 2008.

The dates shown on debt obligations are the original maturity dates.

Security valuation Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $449,897 for the period ended November 30, 2008. During the period ended November 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $162,339,825 and $167,653,834, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of November 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$19,339,617	$(7,879)

Level 2	221,887,173	(606,827)

Level 3	--	--

Total	$241,226,790	$(614,706)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 28, 2009

Date of reporting period: November 30, 2008

Item 1. Schedule of Investments:

Putnam Income Strategies Fund
The fund's portfolio
11/30/08 (Unaudited)

CORPORATE BONDS AND NOTES (34.5%)(a)

	Principal amount	Value

Basic materials (2.2%)
AK Steel Corp. company guaranty 7 3/4s, 2012	$10,000	$7,025
Aleris International, Inc. company guaranty 9s, 2014
(PIK)	15,000	900
ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018
(Luxembourg)	10,000	6,914
ARCO Chemical Co. debs. 10 1/4s, 2010	10,000	7,500
BHP Billton Finance USA, Ltd. company guaranty unsec.
notes 5.4s, 2017 (Australia)	5,000	4,298
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 6.399s, 2012	5,000	1,950
Century Aluminum Co. company guaranty 7 1/2s, 2014	5,000	2,875
Compass Minerals International, Inc. sr. disc. notes
Ser. B, 12s, 2013	3,000	2,970
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	20,000	20,371
Freeport-McMoRan Copper & Gold, Inc. sr. sec. notes
6 7/8s, 2014	27,000	21,128
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	103,000	71,070
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015	10,000	7,250
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
FRN 7.084s, 2015	5,000	3,097
Georgia-Pacific Corp. debs. 9 1/2s, 2011	5,000	4,375
Georgia-Pacific Corp. sr. notes 8s, 2024	5,000	3,225
Georgia-Pacific Corp. 144A company guaranty 7 1/8s,
2017	10,000	7,350
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)	5,000	4,650
Glancore Funding LLC 144A company guaranty sr. unsec.
unsub. notes 6s, 2014	100,000	69,213
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014	5,000	2,600
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014	20,000	13,200
International Paper Co. bonds 7.95s, 2018	5,000	3,925
International Paper Co. bonds 7.4s, 2014	30,000	24,237
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012	3,000	840
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014	70,000	27,125
Monsanto Co. sr. unsec. unsub. notes 5 1/8s, 2018	5,000	4,755
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	10,000	8,600
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014	5,000	4,250
NewPage Corp. company guaranty 10s, 2012	100,000	54,000
NewPage Holding Corp. sr. notes FRN 10.265s, 2013 (PIK)	1,551	543
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)	30,000	16,950
Novelis, Inc. company guaranty 7 1/4s, 2015	50,000	29,000
Packaging Corp. of America unsec. unsub. notes 5 3/4s,
2013	165,000	151,128
PPG Industries, Inc. sr. unsec. unsub. notes 6.65s,
2018	85,000	80,396
Sealed Air Corp. 144A notes 5 5/8s, 2013	100,000	99,893
Smurfit-Stone Container Enterprises, Inc. sr. unsec.
unsub. notes 8s, 2017	5,000	1,325
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	115,000	70,725
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016	5,000	3,050
Tube City IMS Corp. company guaranty 9 3/4s, 2015	10,000	5,000
Verso Paper Holdings, LLC/ Verso Paper, Inc. company
guaranty 11 3/8s, 2016	10,000	3,700
Verso Paper Holdings, LLC/Verso Paper, Inc. sec. notes
9 1/8s, 2014	50,000	24,000
		875,403

Capital goods (1.3%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016	105,000	89,775
Berry Plastics Corp. company guaranty sr. sec. notes
FRN 9.503s, 2015	20,000	14,800
Berry Plastics Holding Corp. sec. FRN 6.694s, 2014	100,000	47,000
Eaton Corp. notes 5.6s, 2018	10,000	9,194
General Cable Corp. company guaranty sr. unsec. notes
FRN 6.258s, 2015	10,000	5,700
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017	105,000	34,125
Hexcel Corp. sr. sub. notes 6 3/4s, 2015	15,000	11,400
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015	105,000	87,150
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	10,000	8,100

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	5,000	4,890
Owens-Illinois, Inc. debs. 7 1/2s, 2010	100,000	96,000
Pitney Bowes, Inc. sr. unsec. notes 5.6s, 2018	60,000	55,838
Ryerson Tull, Inc. 144A sec. notes 12 1/4s, 2015	50,000	31,000
Titan International, Inc. company guaranty 8s, 2012	5,000	3,900
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	20,000	18,666
WCA Waste Corp. company guaranty 9 1/4s, 2014	5,000	4,000
		521,538

Communication services (3.9%)
ALLTEL Corp. sr. notes 7s, 2012	280,000	263,200
American Tower Corp. 144A sr. notes 7s, 2017	5,000	4,300
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011	20,000	20,250
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	25,000	21,556
British Sky Broadcasting PLC company guaranty 6 7/8s,
2009 (United Kingdom)	110,000	109,410
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012	120,000	98,400
CCH I, LLC sec. notes 11s, 2015	15,000	3,975
CCH II, LLC sr. unsec. notes 10 1/4s, 2010	30,000	15,225
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010	115,000	54,625
Centennial Communications Corp. sr. notes 10s, 2013	5,000	5,025
CenturyTel, Inc. sr. unsec. notes 5 1/2s, 2013	55,000	44,000
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	10,000	10,034
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	15,000	12,578
Comcast Corp. unsec. bonds 6.4s, 2038	10,000	7,871
Cox Communications, Inc. unsec. sr. notes 4 5/8s, 2010	100,000	93,863
Cricket Communications, Inc. company guaranty 9 3/8s,
2014	45,000	35,719
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	10,000	8,375
Embarq Corp. notes 7.082s, 2016	40,000	28,400
Embarq Corp. sr. unsec. unsub. notes 6.738s, 2013	140,000	110,600
Hawaiian Telcom Communications, Inc. company guaranty
Ser. B, 9 3/4s, 2013 (In default)	5,000	200
Inmarsat Finance PLC company guaranty 10 3/8s, 2012
(United Kingdom)	110,000	96,525
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)	135,000	108,000
iPCS, Inc. company guaranty sr. sec. notes FRN 5.318s,
2013	5,000	3,500
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014	120,000	63,000
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017	5,000	2,413
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014	120,000	98,400
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015	5,000	2,788
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	100,000	65,000
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012	15,000	12,375
Rogers Communications Inc. company guaranty notes
6.8s, 2018 (Canada)	5,000	4,544
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	15,000	13,436
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014	5,000	3,950
Verizon Communications, Inc. sr. unsec. unsub. notes
8.95s, 2039	15,000	15,495
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	10,000	10,197
Verizon Wireless, Inc. 144A sr. unsec. unsub. notes
8 1/2s, 2018	25,000	25,331
West Corp. company guaranty 9 1/2s, 2014	105,000	55,650
Windstream Corp. company guaranty 8 5/8s, 2016	30,000	23,400
Windstream Corp. company guaranty 8 1/8s, 2013	5,000	4,125
		1,555,735

Conglomerates (--%)
Honeywell International, Inc. sr. unsec. notes 5.3s,
2018	5,000	4,782
		4,782

Consumer cyclicals (6.0%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015	5,000	2,925
Affinion Group, Inc. company guaranty 10 1/8s, 2013	5,000	3,425
Allison Transmission 144A company guaranty 11s, 2015	50,000	24,500
AMC Entertainment, Inc. company guaranty 11s, 2016	5,000	3,550
American Media, Inc. sr. unsec. sub. notes company
guaranty Ser. B, 10 1/4s, 2009	5,000	2,125
American Media, Inc. 144A company guaranty sr. unsec.
sub. notes 10 1/4s, 2009	182	77
Aramark Corp. company guaranty 8 1/2s, 2015	5,000	4,150
Aramark Corp. company guaranty FRN 6.693s, 2015	100,000	70,000
ArvinMeritor, Inc. notes 8 3/4s, 2012	2,000	980
Associated Materials, Inc. company guaranty 9 3/4s,
2012	105,000	89,775
Avis Budget Car Rental, LLC company guaranty 7 5/8s,
2014	5,000	1,225
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	20,000	3,000
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	60,000	33,900
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	12,000	4,680

Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	10,000	7,675
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	10,000	8,200
Claire's Stores, Inc. 144A company guaranty sr. unsec.
notes 9 5/8s, 2015 (In default) (PIK)	10,000	1,000
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010	10,000	6,100
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014	5,000	750
Corrections Corporation of America sr. notes 7 1/2s,
2011	5,000	4,750
D.R. Horton, Inc. company guaranty 8s, 2009	5,000	4,900
D.R. Horton, Inc. company guaranty sr. unsub. notes
5s, 2009	5,000	4,881
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011	5,000	4,016
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	130,000	105,625
Echostar DBS Corp. company guaranty 7 1/8s, 2016	25,000	17,750
Echostar DBS Corp. sr. notes 6 3/8s, 2011	110,000	93,500
Federated Department Stores, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	140,000	107,471
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011	95,000	45,600
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009	65,000	39,687
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	16,000	11,920
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 6.508s, 2014	5,000	3,225
Hanson PLC company guaranty 6 1/8s, 2016 (United
Kingdom)	80,000	35,509
Harrah's Operating Co., Inc. 144A company guaranty sr.
notes 10 3/4s, 2016	100,000	22,250
Hertz Corp. company guaranty 8 7/8s, 2014	110,000	56,788
Host Marriott LP company guaranty Ser. Q, 6 3/4s, 2016
(R)	10,000	6,650
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	115,000	86,250
Idearc, Inc. company guaranty 8s, 2016	45,000	3,713
Isle of Capri Casinos, Inc. company guaranty 7s, 2014	10,000	4,250
Jostens IH Corp. company guaranty 7 5/8s, 2012	10,000	8,000
KB Home company guaranty 6 3/8s, 2011	50,000	37,000
Lamar Media Corp. company guaranty 7 1/4s, 2013	10,000	7,925
Lamar Media Corp. sr. unsec. sub. notes Ser. C,
6 5/8s, 2015	5,000	3,625
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	5,000	2,800
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015	105,000	63,000
Liberty Media Corp. debs. 8 1/4s, 2030	5,000	3,000
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009	65,000	63,700
Limited Brands, Inc. sr. unsec. notes 6 1/8s, 2012	40,000	30,319
Marriott International, Inc. sr. unsec. unsub. notes
4 5/8s, 2012	120,000	92,108
Masco Corp. sr. unsec. notes 5.85s, 2017	100,000	68,417
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	130,000	49,400
Mattel, Inc. sr. unsec. notes 5 5/8s, 2013	155,000	135,269
Meritage Homes Corp. company guaranty 6 1/4s, 2015	90,000	45,000
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	165,000	93,638
MGM Mirage, Inc. company guaranty 6s, 2009	15,000	12,150
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	5,000	1,100
Michaels Stores, Inc. company guaranty 10s, 2014	110,000	34,650
Neiman-Marcus Group, Inc. company guaranty 9s, 2015
(PIK)	115,000	48,875
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)	130,000	48,100
NTK Holdings, Inc. sr. disc. notes stepped-coupon zero
% (10 3/4s, 9/1/09), 2014 (STP)	5,000	1,150
Pearson Dollar Finance Two PLC 144A company guaranty
sr. notes 6 1/4s, 2018 (United Kingdom)	200,000	173,875
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	10,000	5,500
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	105,000	76,650
R.H. Donnelley Corp. sr. unsec. unsub. notes 8 7/8s,
2017	1,000	130
R.H. Donnelley, Inc. 144A company guaranty sr. unsec.
notes 11 3/4s, 2015	19,000	5,035
Reader's Digest Association, Inc. (The) company
guaranty sr. unsec. sub. notes 9s, 2017	5,000	1,238
Sirius Satellite Radio, Inc. sr. unsec. notes 9 5/8s,
2013	105,000	25,725
Station Casinos, Inc. sr. notes 6s, 2012	5,000	1,550
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016	15,000	1,275
Tenneco, Inc. sr. unsec. notes company guaranty
8 1/8s, 2015	105,000	45,150
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013	10,000	7,600
Texas Industries, Inc. 144A company guaranty sr.
unsec. notes 7 1/4s, 2013	10,000	7,600
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sec.
notes 10s, 2013	5,000	3,500
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	115,000	35,075
Time Warner Cable, Inc. company guaranty sr. notes

7.3s, 2038	10,000	8,354
Time Warner Cable, Inc. company guaranty sr. unsec.
6 3/4s, 2018	5,000	4,384
Toll Brothers, Inc. company guaranty sr. unsec. sub.
notes 8 1/4s, 2011	15,000	12,450
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	90,000	13,050
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017	100,000	46,000
UCI Holdco, Inc. sr. unsec. notes FRN 10.319s, 2013
(PIK)	12,239	3,916
United Auto Group, Inc. company guaranty 7 3/4s, 2016	5,000	1,825
Vertis, Inc. company guaranty sr. notes zero %, 2014
(F)(PIK)	3,516	281
Viacom, Inc. company guaranty sr. unsec. notes 6 5/8s,
2011	70,000	60,988
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	20,000	14,150
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015	105,000	48,825
		2,380,124

Consumer staples (2.7%)
Altria Group, Inc. company guaranty sr. unsec. unsub.
notes 8 1/2s, 2013	10,000	10,085
Anheuser-Busch Cos., Inc. sr. unsec. notes 5.6s, 2017	100,000	88,685
Buffets, Inc. company guaranty 12 1/2s, 2014 (In
default)	5,000	13
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	5,000	3,400
Dean Foods Co. company guaranty 7s, 2016	110,000	85,525
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	110,000	99,550
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	5,000	3,400
H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	5,000	4,829
Jarden Corp. company guaranty 7 1/2s, 2017	105,000	68,250
Newell Rubbermaid, Inc. sr. unsec. notes 5 1/2s, 2013	85,000	75,848
OSI Restaurant Partners, Inc. company guaranty 10s,
2015	5,000	1,000
Pinnacle Foods Finance LLC sr. notes 9 1/4s, 2015	5,000	3,300
Pinnacle Foods Finance LLC sr. sub. notes 10 5/8s, 2017	5,000	2,800
Reynolds American, Inc. company guaranty 7 1/4s, 2013	10,000	8,682
Rite Aid Corp. company guaranty 9 1/2s, 2017	100,000	29,500
Rite Aid Corp. sec. notes 7 1/2s, 2017	5,000	2,850
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	15,000	13,315
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	10,000	2,000
Supervalu, Inc. notes 7 7/8s, 2009	240,000	228,000
Supervalu, Inc. sr. unsec. notes 7 1/2s, 2014	5,000	3,900
Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	120,000	99,912
United Rentals NA, Inc. company guaranty 6 1/2s, 2012	100,000	70,000
Universal Corp. MTNC notes 5.2s, 2013	100,000	91,717
Yum! Brands, Inc. sr. unsec. unsub. 6 1/4s, 2018	80,000	65,855
		1,062,416

Energy (2.6%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	15,000	12,075
Chaparral Energy, Inc. company guaranty 8 1/2s, 2015	6,000	2,220
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	5,000	1,850
Chesapeake Energy Corp. company guaranty 6 1/2s, 2017	15,000	10,238
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	110,000	87,450
Complete Production Services, Inc. company guaranty
8s, 2016	10,000	6,300
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	105,000	43,050
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	5,000	3,750
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	115,000	59,800
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	5,000	3,425
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014	5,000	3,850
Encore Acquisition Co. sr. sub. notes 6s, 2015	100,000	66,000
Enterprise Products Operating, LLC company guaranty
sr. notes 6 1/2s, 2019	15,000	12,267
EOG Resources, Inc. notes 6 7/8s, 2018	15,000	15,166
Forest Oil Corp. sr. notes 8s, 2011	5,000	4,375
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	5,000	3,350
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	135,000	70,875
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	5,000	3,338
Kerr-McGee Corp. sec. notes 6.95s, 2024	5,000	4,143
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014	15,000	10,463
Massey Energy Co. company guaranty sr. unsec. notes
6 7/8s, 2013	100,000	67,750
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	10,000	7,200
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	5,000	3,825
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	5,000	3,650
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	5,000	1,950

Peabody Energy Corp. company guaranty 7 3/8s, 2016		115,000	98,900
Petro-Canada sr. unsec. unsub. notes 6.05s, 2018
(Canada)		5,000	3,933
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		65,000	49,725
PetroHawk Energy Corp. 144A sr. unsec. unsub. notes
7 7/8s, 2015		50,000	35,250
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		15,000	10,275
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)		100,000	64,500
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		10,000	7,250
Plains Exploration & Production Co. company guaranty
7s, 2017		105,000	70,350
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014		5,000	4,263
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016		5,000	2,875
Sabine Pass LNG LP sec. notes 7 1/2s, 2016		100,000	69,000
SandRidge Energy, Inc. sr. notes 8s, 2018		10,000	6,400
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015		40,000	14,900
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013		50,000	27,500
Williams Cos., Inc. (The) notes 8 3/4s, 2032		15,000	10,950
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019		10,000	7,650
XTO Energy, Inc. sr. unsec. notes 6 3/4s, 2037		10,000	8,220
XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018		5,000	4,270
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018		5,000	4,615
			1,009,186

Financials (4.8%)
Aetna, Inc. sr. unsec 6 1/2s, 2018		10,000	8,899
BankAmerica Capital III bank guaranty jr. unsec. FRN
Ser. *, 5.323s, 2027		20,000	14,273
Barclays Bank PLC 144A sub. bonds FRB 7.7s, 2049
(United Kingdom)		40,000	30,612
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018		40,000	40,496
Berkshire Hathaway Finance Corp. 144A company guaranty
sr. notes 5.4s, 2018		15,000	13,705
Chubb Corp. (The) sr. notes 6 1/2s, 2038		5,000	4,214
Citigroup, Inc. sr. notes 6 1/2s, 2013		25,000	23,810
Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018		30,000	27,420
CNA Financial Corp. unsec. notes 6 1/2s, 2016		135,000	89,861
CNA Financial Corp. unsec. notes 6s, 2011		5,000	4,271
Deutsche Bank AG/London notes 4 7/8s, 2013 (Germany)		40,000	38,340
Duke Realty LP sr. unsec. notes 6 1/4s, 2013 (R)		10,000	7,847
E*Trade Financial Corp. sr. unsec. notes 7 3/8s, 2013		15,000	6,750
Fleet Capital Trust V bank guaranty FRN 3.876s, 2028		20,000	14,492
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 2.435s, 2016		20,000	14,993
General Electric Capital Corp. sr. unsec. notes
5 7/8s, 2038		35,000	28,654
Genworth Life Institutional Funding Trust notes Ser.
MTN, 5 7/8s, 2013		5,000	3,257
GMAC, LLC sr. unsec. unsub. notes 7 3/4s, 2010		105,000	55,679
GMAC, LLC sr. unsec. unsub. notes 7s, 2012		5,000	1,750
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2012		5,000	1,750
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2011		15,000	5,764
GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014		3,000	975
GMAC, LLC sr. unsec. unsub. notes 6 5/8s, 2012		10,000	3,500
GMAC, LLC sr. unsec. unsub. notes FRN 5.011s, 2014		2,000	540
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017		5,000	2,824
HRPT Properties Trust bonds 5 3/4s, 2014 (R)		100,000	72,117
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		100,000	55,000
International Lease Finance Corp. sr. unsec. 6 3/8s,
2013		110,000	74,250
JPMorgan Chase & Co. sr. notes 6s, 2018		5,000	4,826
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		20,000	16,800
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		5,000	4,138
Liberty Mutual Group 144A company guaranty FRB
10 3/4s, 2058		25,000	12,770
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 3.735s,
2011		5,000	4,086
MetLife, Inc. sr. unsec. notes Ser. A, 6.817s, 2018		10,000	8,728
Monumental Global Funding, Ltd. 144A notes 5 1/2s,
2013 (Cayman Islands)		15,000	14,214
Nederlandense Waterschapsbank NV unsec. notes 5 7/8s,
2015 (Netherlands)	AUD	1,520,000	1,018,660
Pacific Life Global Funding 144A notes 5.15s, 2013		$10,000	10,524
Protective Life Secured Trusts sr. sec. notes 5.45s,
2012		5,000	4,622
Prudential Financial, Inc. sr. unsec. unsub. notes
Ser. MTNB, 5.1s, 2014		20,000	15,618
Rouse Co., LP (The) / TRC Property Holdings, Inc. 144A
sr. unsec. unsub. notes 6 3/4s, 2013 (R)		100,000	22,000
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010		10,000	8,428
Travelers Cos., Inc. (The) sr. unsec. notes 5.8s, 2018		5,000	4,525

VTB Capital SA 144A notes 6 7/8s, 2018 (Luxembourg)		102,000	61,965
Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s, 2013		15,000	14,215
Wells Fargo Capital XV jr. sub. unsec. company
guaranty FRN 9 3/4s, 2049		10,000	9,375
			1,881,537

Government (3.7%)
European Investment Bank supranational bank bonds sr.
unsec. 3 1/2s, 2014 (Luxembourg)	CHF	40,000	35,381
Kreditanstalt fuer Wiederaufbau foreign government
guaranty 7 1/4s, 2010 (Germany)	NZD	500,000	279,523
Kreditanstalt fuer Wiederaufbau foreign government
guaranty 4 3/8s, 2018 (Germany)	EUR	700,000	912,669
Kreditanstalt fuer Wiederaufbau govt. guaranty unsec.
unsub. notes Ser. EXCH, 5 5/8s, 2017 (Germany)	GBP	100,000	167,555
Norddeutsche Landesbank Girozentrale bonds Ser. 7,
5 3/4s, 2010 (Germany)	EUR	24,000	31,910
Oester Postspark Bawag foreign government guaranty
Ser. EMTN, 3 1/4s, 2011 (Austria)	CHF	60,000	51,122
			1,478,160

Health care (2.3%)
Cardinal Health, Inc. sr. unsec. notes 5.65s, 2012		$20,000	18,936
Cardinal Health, Inc. sr. unsec. unsub. notes 5 1/2s,
2013		150,000	135,789
Community Health Systems, Inc. company guaranty
8 7/8s, 2015		145,000	116,363
DaVita, Inc. company guaranty 6 5/8s, 2013		5,000	4,425
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)		15,000	8,550
GlaxoSmith Kline Capital Inc, company guaranty sr.
notes 5.65s, 2018		20,000	19,277
HCA, Inc. sr. sec. notes 9 1/4s, 2016		155,000	125,938
HCA, Inc. sr. sec. notes 9 1/8s, 2014		5,000	4,063
HCA, Inc. sr. unsec. notes 6 3/8s, 2015		15,000	8,625
HCA, Inc. sr. unsec. notes 6 1/4s, 2013		2,000	1,280
Health Management Associates, Inc. sr. notes 6 1/8s,
2016		5,000	2,988
Healthsouth Corp. company guaranty 10 3/4s, 2016		5,000	4,425
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014		105,000	79,800
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015		5,000	4,050
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		5,000	4,000
Select Medical Corp. company guaranty 7 5/8s, 2015		20,000	11,800
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016		105,000	79,275
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		5,000	4,100
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015		5,000	4,150
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		5,000	2,650
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)		5,000	3,000
Tenet Healthcare Corp. sr. unsec. notes 7 3/8s, 2013		110,000	75,900
Tenet Healthcare Corp. sr. unsec. unsub. notes 6 3/8s,
2011		25,000	19,000
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036		10,000	6,813
US Oncology Holdings, Inc. sr. unsec. notes FRN
8.334s, 2012 (PIK)		5,000	3,250
US Oncology, Inc. company guaranty 9s, 2012		105,000	87,413
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		110,000	88,000
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)		5,000	3,750
			927,610

Technology (2.0%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016		5,000	2,900
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		8,000	4,960
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013		103,000	61,800
Arrow Electronics, Inc. unsecd. notes 9.15s, 2010		60,000	59,288
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)		5,000	3,700
Ceridian Corp. 144A sr. unsec. notes 11 1/4s, 2015		20,000	10,500
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015		5,000	3,613
Computer Sciences Corp. sr. unsec. unsub. notes 5s,
2013		30,000	25,875
Computer Sciences Corp. 144A sr. unsec. notes 6 1/2s,
2018		135,000	107,796
Expedia, Inc. sr. unsec. notes company guaranty
7.456s, 2018		45,000	28,800
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		140,000	47,600
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016		10,000	2,500
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 9 1/8s, 2014 (PIK)		5,000	1,025
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		15,000	13,575
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020		10,000	7,750
Lexmark International Inc, sr. unsec. notes 5.9s, 2013		15,000	11,993

Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	10,000	4,000
Motorola, Inc. sr. notes 8s, 2011	110,000	99,527
Nortel Networks, Ltd. company guaranty sr. unsec.
notes FRN 9.003s, 2011 (Canada)	5,000	1,625
Nortel Networks, Ltd. 144A sr. unsecd. notes company
guaranty 10 3/4s, 2016 (Canada)	20,000	5,800
NXP BV/NXP Funding, LLC sec. notes 7 7/8s, 2014
(Netherlands)	100,000	30,000
Sanmina Corp. company guaranty sr. unsec. sub. notes
6 3/4s, 2013	5,000	2,500
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016	5,000	2,250
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)	5,000	3,257
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	4,000	2,320
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	135,000	104,625
Travelport LLC company guaranty 9 7/8s, 2014	120,000	42,000
Tyco Electronics Group SA company guaranty 6.55s, 2017
(Luxembourg)	90,000	77,912
Tyco Electronics Group SA sr. unsec. unsub. note
company quaranty 5.95s, 2014 (Luxembourg)	15,000	14,236
Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016	5,000	2,000
Xerox Corp. sr. unsec. notes 6.35s, 2018	10,000	7,172
		792,899

Transportation (0.4%)
Canadian National Railway Co. sr. unsec. unsub. notes
5.55s, 2018 (Canada)	5,000	4,793
Ryder System, Inc. sr. unsec. unsub. notes Ser. MTN,
6s, 2013	155,000	124,946
Southwest Airlines Co. sr. unsec. unsub. notes 6 1/2s,
2012	25,000	24,361
Union Pacific Corp. sr. unsec. notes 7 7/8s, 2019	15,000	15,755
		169,855

Utilities and power (2.6%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	5,000	3,450
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	7,000	6,108
CMS Energy Corp. sr. notes 8 1/2s, 2011	10,000	9,528
Colorado Interstate Gas Co. debs. 6.85s, 2037	100,000	67,088
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	10,000	8,716
Consumers Energy Co. 1st mtge. sec. bonds 5.65s, 2018	20,000	17,627
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	15,000	13,134
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	10,000	9,325
Dynegy Holdings, Inc. sr. unsec. 7 1/2s, 2015	100,000	69,500
Dynegy Holdings, Inc. sr. unsec. notes 8 3/8s, 2016	5,000	3,475
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	5,000	3,800
E.ON International Finance BV 144A notes 5.8s, 2018
(Netherlands)	30,000	27,041
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	5,000	4,075
Edison Mission Energy sr. unsec. notes 7.2s, 2019	105,000	76,650
Edison Mission Energy sr. unsec. notes 7s, 2017	20,000	15,000
El Paso Corp. sr. notes Ser. MTN, 7 3/4s, 2032	5,000	3,150
Ferrellgas LP/Finance sr. notes 8 3/4s, 2012	10,000	7,150
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	90,000	84,488
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	5,000	3,800
Mirant North America, LLC company guaranty 7 3/8s, 2013	110,000	95,150
Nevada Power Co. notes 6 1/2s, 2018	25,000	23,136
NRG Energy, Inc. company guaranty 7 3/8s, 2017	5,000	4,038
NRG Energy, Inc. sr. notes 7 3/8s, 2016	120,000	97,500
Oncor Electric Delivery Co. 144A 1st mtge. sec. bond
5.95s, 2013	20,000	18,293
Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018	5,000	5,552
PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015	5,000	3,925
PSEG Energy Holdings, Inc. sr. notes 8 1/2s, 2011	5,000	4,913
Public Service Co. of Colorado 1st mtge. sec. bond
5.8s, 2018	5,000	4,945
Rockies Express Pipeline, LLC 144A sr. notes 7 1/2s,
2038	25,000	20,397
Southern California Edison Co. 1st mtge. sr. sec. bond
5 1/2s, 2018	10,000	9,634
Spectra Energy Capital, LLC company guaranty sr.
unsec. notes 5.9s, 2013	15,000	13,938
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	10,000	8,785
Spectra Energy Capital, LLC sr. unsec. unsub. notes
5.668s, 2014	155,000	134,160
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011	15,000	13,978
Texas Competitive Electric Holdings Co., LLC company
guaranty 10 1/2s, 2015	60,000	38,400
Texas Competitive Electric Holdings Co., LLC 144A
company guaranty 10 1/4s, 2015	100,000	64,000
TransAlta Corp. sr. unsec. notes 6.65s, 2018 (Canada)	20,000	17,045
TransCanada Pipelines, Ltd. sr. unsec. unsub. notes
6 1/2s, 2018 (Canada)	5,000	4,484

TXU Corp. sr. notes Ser. P, 5.55s, 2014	15,000	7,189
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	5,000	4,378
Westar Energy, Inc. 1st mtge. sec. bonds 8 5/8s, 2018	15,000	15,415
		1,042,360

Total corporate bonds and notes (cost $18,858,403)		$13,701,605

COMMON STOCKS (31.1%)(a)
	Shares	Value

Basic materials (1.1%)
Amcor, Ltd. (Australia)	3,260	$12,703
Andersons, Inc. (The)	120	1,519
Arcelor Mittal (Luxembourg)	671	16,156
Aurizon Mines, Ltd. (Canada) (NON)	980	2,205
Balfour Beatty PLC (United Kingdom)	1,845	8,767
BHP Billiton, Ltd. (Australia)	1,523	30,542
Buckeye Technologies, Inc. (NON)	469	2,115
Ceradyne, Inc. (NON)	89	2,337
CF Industries Holdings, Inc. (SEG)	534	28,104
Cliffs Natural Resources, Inc.	994	23,608
Dow Chemical Co. (The)	941	17,456
Fletcher Building, Ltd. (New Zealand)	3,787	11,653
FMC Corp.	591	25,827
Freeport-McMoRan Copper & Gold, Inc. Class B	1,026	24,614
Hochtief AG (Germany)	42	1,637
Innophos Holdings, Inc.	152	2,505
Innospec, Inc. (United Kingdom)	283	1,630
Kaiser Aluminum Corp.	105	2,217
Kobe Steel, Ltd. (Japan)	1,000	1,665
Koppers Holdings, Inc.	203	4,348
Matsushita Electric Works, Ltd. (Japan)	1,000	8,210
Mitsubishi Chemical Holdings Corp. (Japan)	500	2,090
Mitsui Chemicals, Inc. (Japan)	1,000	4,047
Monsanto Co.	864	68,429
Mosaic Co. (The)	1,030	31,261
Olympic Steel, Inc.	178	3,115
OM Group, Inc. (NON)	251	4,952
OZ Minerals, Ltd. (Australia)	881	323
Packaging Corp. of America	436	6,509
Perini Corp. (NON)	142	2,719
Potash Corp. of Saskatchewan (Canada)	500	30,820
Schnitzer Steel Industries, Inc. Class A	203	5,481
Silgan Holdings, Inc.	125	5,655
Silver Wheaton Corp. (Canada) (NON)	470	1,622
Southern Copper Corp.	2,683	36,918
Terra Industries, Inc.	1,214	17,858
		451,617

Capital goods (1.7%)
Acuity Brands, Inc.	136	3,667
AGCO Corp. (NON)	992	24,423
Alstom (France)	32	1,707
American Ecology Corp.	159	2,811
American Science & Engineering, Inc.	56	4,249
Andritz AG (Austria)	88	2,050
Applied Industrial Technologies, Inc.	336	6,404
Autoliv, Inc. (Sweden)	661	12,618
BAE Systems PLC (United Kingdom)	956	5,263
Bekaert SA (Belgium)	120	7,726
Boeing Co. (The)	1,703	72,599
Caterpillar, Inc.	359	14,715
Chart Industries, Inc. (NON)	467	4,465
Clean Harbors, Inc. (NON)	83	5,240
Columbus McKinnon Corp. (NON)	200	2,344
Cummins, Inc.	619	15,834
Darling International, Inc. (NON)	390	1,950
Deere (John) & Co.	1,056	36,759
EMCOR Group, Inc. (NON)	309	4,873
Emerson Electric Co.	854	30,650
Esterline Technologies Corp. (NON)	64	2,362
Flowserve Corp.	281	14,143
Fluor Corp.	370	16,850
Foster Wheeler, Ltd. (NON)	582	12,955
Fuel Systems Solutions, Inc. (NON)	68	2,352
Gardner Denver, Inc. (NON)	170	4,208
General Cable Corp. (NON)	170	2,807
General Dynamics Corp.	825	42,628
GrafTech International, Ltd. (NON)	195	1,305
Heico Corp.	83	2,667
II-VI, Inc. (NON)	80	1,610
Illinois Tool Works, Inc.	690	23,543
Insteel Industries, Inc.	195	1,903
Joy Global, Inc.	842	19,610
Knoll, Inc.	342	3,683
Lockheed Martin Corp.	196	15,114
Manitowoc Co., Inc. (The)	1,595	12,569
Matthews International Corp. Class A	76	3,103
Mitsubishi Electric Corp. (Japan)	3,000	16,170
Molex, Inc.	137	1,863
Moog, Inc. (NON)	230	7,401

Northrop Grumman Corp.	260	10,647
Orbital Sciences Corp. (NON)	165	2,838
Parker-Hannifin Corp.	207	8,504
Pitney Bowes, Inc.	805	19,892
Prysmian SpA (Italy)	815	8,713
Raytheon Co.	1,208	58,950
Siemens AG (Germany)	165	9,952
Steelcase, Inc.	2,265	14,609
Teledyne Technologies, Inc. (NON)	142	5,768
Tomkins PLC (United Kingdom)	2,739	4,633
United Technologies Corp.	775	37,611
Wabtec Corp.	179	6,908
WESCO International, Inc. (NON)	221	3,269
		661,487

Communication services (1.5%)
Airvana, Inc. (NON)	350	1,652
AT&T, Inc.	5,306	151,539
Atlantic Tele-Network, Inc.	152	3,487
Belgacom SA (Belgium)	567	20,672
BT Group PLC (United Kingdom)	3,774	7,822
Comcast Corp. Class A	1,540	26,704
DirecTV Group, Inc. (The) (NON)	2,482	54,629
DISH Network Corp. Class A (NON)	767	8,498
Embarq Corp.	381	12,436
France Telecom SA (France)	339	8,752
InterDigital, Inc. (NON)	139	3,686
j2 Global Communications, Inc. (NON)	181	3,533
KDDI Corp. (Japan)	4	25,988
Koninklijke (Royal) KPN NV (Netherlands)	1,366	18,894
Liberty Global, Inc. Class A (NON)	1,562	22,633
Nice Systems, Ltd. ADR (Israel) (NON)	153	3,412
NII Holdings, Inc. (NON)	1,083	21,054
Novatel Wireless, Inc. (NON)	226	866
NTELOS Holdings Corp.	136	3,021
Premiere Global Services, Inc. (NON)	367	2,239
Syniverse Holdings, Inc. (NON)	194	1,895
Telecom Corp. of New Zealand, Ltd. (New Zealand)	6,882	9,299
Telecom Italia SpA RNC (Italy)	7,398	6,347
Telephone and Data Systems, Inc.	229	7,431
Verizon Communications, Inc.	4,733	154,532
		581,021

Conglomerates (0.4%)
3M Co.	1,165	77,973
General Electric Co.	4,261	73,161
Walter Industries, Inc.	295	5,381
		156,515

Consumer cyclicals (1.7%)
Adecco SA (Switzerland)	36	1,069
Aeropostale, Inc. (NON)	154	2,328
Brink's Co. (The)	272	5,921
Buckle, Inc. (The)	331	6,243
Cash America International, Inc.	116	3,133
Charlotte Russe Holding, Inc. (NON)	221	1,105
Chemed Corp.	87	3,546
Coach, Inc. (NON)	2,335	41,797
Consolidated Graphics, Inc. (NON)	112	1,609
CTC Media, Inc. (Russia) (NON)	756	3,213
Davis Service Group PLC (United Kingdom)	2,388	8,559
De La Rue PLC (United Kingdom)	504	6,628
Deckers Outdoor Corp. (NON)	55	3,280
Deluxe Corp.	228	2,399
Dolby Laboratories, Inc. Class A (NON)	636	18,966
Dollar Tree, Inc. (NON)	673	28,508
Dreamworks Animation SKG, Inc. Class A (NON)	109	2,518
Dress Barn, Inc. (NON)	301	2,357
Electrolux AB Class B (Sweden)	1,020	8,688
Emergency Medical Services Corp. Class A (NON)	110	3,731
EZCORP, Inc. Class A (NON)	645	10,636
Foot Locker, Inc.	1,509	10,156
G-III Apparel Group, Ltd. (NON)	204	1,618
Geberit International AG (Switzerland)	29	2,683
Genesco, Inc. (NON)	178	2,396
Gymboree Corp. (The) (NON)	147	3,697
Hackett Group Inc. (The) (NON)	750	2,235
Hankyu Department Stores (Japan)	1,000	7,082
Hasbro, Inc.	885	23,718
Healthcare Services Group, Inc.	151	2,401
Hillenbrand, Inc.	228	3,630
ICF International, Inc. (NON)	150	2,940
Jakks Pacific, Inc. (NON)	196	3,508
Jos. A. Bank Clothiers, Inc. (NON)	112	2,190
Kesa Electricals PLC (United Kingdom)	2,465	3,039
Landauer, Inc.	119	6,833
Lennox International, Inc.	155	4,284
M.D.C. Holdings, Inc.	338	10,478
Manpower, Inc.	266	8,374
Marks & Spencer Group PLC (United Kingdom)	972	3,401

Marvel Entertainment, Inc. (NON)	175	5,154
Mattel, Inc.	1,501	20,519
Mediaset SpA (Italy)	2,013	10,939
Morningstar, Inc. (NON)	184	5,925
National CineMedia, Inc.	260	2,116
NBTY, Inc. (NON)	899	13,098
Net 1 UEPS Technologies, Inc. (South Africa) (NON)	268	2,734
Next PLC (United Kingdom)	397	6,817
Perry Ellis International, Inc. (NON)	198	1,073
Phillips-Van Heusen Corp.	244	4,255
PRG-Schultz International, Inc. (NON)	172	771
RadioShack Corp.	1,046	10,303
Rent-A-Center, Inc. (NON)	228	3,741
Standard Parking Corp. (NON)	202	4,040
Steinway Musical Instruments, Inc. (NON)	121	2,156
Steven Madden, Ltd. (NON)	330	5,646
Swire Pacific, Ltd. (Hong Kong)	1,500	10,095
Time Warner, Inc.	6,232	56,400
TJX Cos., Inc. (The)	685	15,632
Toro Co. (The)	451	12,826
Toyota Motor Corp. (Japan)	200	6,290
True Religion Apparel, Inc. (NON)	180	2,266
Urban Outfitters, Inc. (NON)	1,215	22,077
Valeo SA (France)	588	7,404
Veritis Holdings, Inc. (F)(NON)	179	--
Volkswagen AG (preference) (Germany)	182	7,398
Wal-Mart Stores, Inc.	2,082	116,342
Walt Disney Co. (The)	1,108	24,952
Warnaco Group, Inc. (The) (NON)	234	4,189
Wiley (John) & Sons, Inc. Class A	241	8,666
William Hill PLC (United Kingdom)	159	470
Wolverine World Wide, Inc.	323	6,224
		671,415

Consumer staples (3.1%)
AFC Enterprises (NON)	428	1,725
Alberto-Culver Co.	64	1,374
Altria Group, Inc.	1,710	27,497
Archer Daniels Midland Co.	1,469	40,221
Autogrill SpA (Italy)	506	3,749
BAT Industries PLC (United Kingdom)	421	11,050
BJ's Wholesale Club, Inc. (NON)	765	27,372
Boston Beer Co., Inc. Class A (NON)	75	2,406
Brinker International, Inc.	983	6,527
Bunge, Ltd.	497	21,103
Cal-Maine Foods, Inc.	65	1,639
Campbell Soup Co.	371	11,891
Central European Distribution Corp. (NON)	41	969
Chattem, Inc. (NON)	77	5,588
Clorox Co.	921	54,486
Coca-Cola Co. (The)	502	23,529
Coca-Cola Enterprises, Inc.	2,194	20,141
Colgate-Palmolive Co.	1,055	68,649
Constellation Brands, Inc. Class A (NON)	1,065	13,589
Corn Products International, Inc.	569	15,591
Dean Foods Co. (NON)	1,125	16,380
DeVry, Inc.	156	8,967
Domino's Pizza, Inc. (NON)	227	876
Dr. Pepper Snapple Group, Inc. (NON)	730	11,782
Einstein Noah Restaurant Group, Inc. (NON)	217	1,083
Energizer Holdings, Inc. (NON)	255	11,072
Estee Lauder Cos., Inc. (The) Class A	1,072	29,909
Fresh Del Monte Produce, Inc. (Cayman Islands) (NON)	180	4,543
Heineken NV (Netherlands)	299	8,253
Herbalife, Ltd. (Cayman Islands)	705	12,535
InBev NV (Belgium)	470	7,736
ITT Educational Services, Inc. (NON)	465	41,887
Jeronimo Martins, SGPS, SA (Portugal)	5,402	28,361
Kraft Foods, Inc. Class A	1,136	30,911
Kroger Co.	2,168	59,967
McDonald's Corp.	1,657	97,349
MWI Veterinary Supply, Inc. (NON)	136	3,393
Nash Finch Co.	269	12,067
Netflix, Inc. (NON)	102	2,344
New Oriental Education & Technology Group ADR (China)
(NON)	55	2,839
Nichirei Corp. (Japan)	3,000	12,509
Pepsi Bottling Group, Inc. (The)	1,884	34,082
PepsiCo, Inc.	1,161	65,829
Philip Morris International, Inc.	1,741	73,401
Prestige Brands Holdings, Inc. (NON)	464	3,628
Procter & Gamble Co. (The)	2,370	152,510
Reynolds American, Inc.	174	7,148
Robert Half International, Inc.	930	19,428
Safeway, Inc.	2,933	63,939
Spartan Stores, Inc.	394	9,346
Travis Perkins PLC (United Kingdom)	209	876
Tyson Foods, Inc. Class A	1,404	9,421
Yum! Brands, Inc.	1,524	41,057
		1,244,524

Energy (3.4%)
Alpha Natural Resources, Inc. (NON)	435	9,653
Basic Energy Services, Inc. (NON)	391	4,489
Callon Petroleum Co. (NON)	210	515
Chevron Corp.	3,059	241,692
Complete Production Services, Inc. (NON)	177	1,450
Comstock Resources, Inc. (NON)	140	5,870
ConocoPhillips	1,700	89,284
Core Laboratories NV (Netherlands)	84	5,595
Devon Energy Corp.	118	8,536
Dresser-Rand Group, Inc. (NON)	1,538	25,700
Energy XXI Bermuda, Ltd. (Bermuda)	1,022	1,134
ENI SpA (Italy)	179	4,002
ENSCO International, Inc.	629	20,386
Exxon Mobil Corp.	5,679	455,172
First Solar, Inc. (NON)	104	12,983
Halliburton Co.	208	3,661
Hercules Offshore, Inc. (NON)	222	1,292
Hess Corp.	228	12,321
International Coal Group, Inc. (NON)	380	1,079
ION Geophysical Corp. (NON)	598	1,794
Lufkin Industries, Inc.	44	2,170
Marathon Oil Corp.	3,254	85,190
Mariner Energy, Inc. (NON)	272	2,989
Massey Energy Co.	1,145	17,885
McMoRan Exploration Co. (NON)	163	1,834
Noble Corp.	470	12,591
Occidental Petroleum Corp.	904	48,943
Oil States International, Inc. (NON)	81	1,735
Patterson-UTI Energy, Inc.	776	9,692
Rosetta Resources, Inc. (NON)	279	2,101
Royal Dutch Shell PLC Class A (Netherlands)	1,392	37,520
Royal Dutch Shell PLC Class B (Netherlands)	1,235	32,747
Santos, Ltd. (Australia)	165	1,634
StatoilHydro ASA (Norway)	1,275	21,667
Stone Energy Corp. (NON)	146	2,427
Sunoco, Inc.	1,018	40,455
Swift Energy Co. (NON)	118	2,522
Tesoro Corp.	2,007	18,444
Tidewater, Inc.	1,697	66,998
Trico Marine Services, Inc. (NON)	169	646
Unit Corp. (NON)	426	12,218
Vaalco Energy, Inc. (NON)	519	3,270
Valero Energy Corp.	879	16,130
Willbros Group, Inc. (Panama) (NON)	190	1,571
		1,349,987

Financials (9.2%)
Acadia Realty Trust (R)	1,945	27,191
Advanta Corp. Class B	555	1,637
Aetna, Inc.	778	16,976
Agree Realty Corp. (R)	128	1,750
Alexander's, Inc.	114	24,259
Alexandria Real Estate Equities, Inc. (R)	945	41,845
Allianz SE (Germany)	154	12,892
Allied World Assurance Company Holdings, Ltd. (Bermuda)	91	3,218
AMB Property Corp. (R)	1,939	33,390
American Equity Investment Life Holding Co.	605	3,763
American Financial Group, Inc.	1,549	31,739
Ameriprise Financial, Inc.	1,252	23,112
Amerisafe, Inc. (NON)	286	4,633
Arbor Realty Trust, Inc (R)	228	622
Arch Capital Group, Ltd. (Bermuda) (NON)	366	24,811
Aspen Insurance Holdings, Ltd. (Bermuda)	205	3,778
Assured Guaranty, Ltd. (Bermuda)	201	2,259
Asta Funding, Inc.	566	1,517
AvalonBay Communities, Inc. (R)	1,386	84,089
Banco Bilbao Vizcaya Argentaria SA (Spain)	783	8,153
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	495	6,272
Bank of America Corp.	4,113	66,836
Bank of the Ozarks, Inc.	146	3,974
BioMed Realty Trust, Inc. (R)	4,135	38,538
BlackRock, Inc.	90	11,314
Boston Properties, Inc. (R)	2,197	117,320
Brandywine Realty Trust (R)	4,410	21,697
BRE Properties (R)	1,806	53,024
Cathay General Bancorp	134	2,750
CBL & Associates Properties (R)	4,571	18,604
Center Financial Corp.	367	2,584
Chubb Corp. (The)	990	50,846
Citigroup, Inc.	2,611	21,645
Colonial Properties Trust (R)	4,172	23,655
Commerzbank AG (Germany)	134	1,236
Commonwealth Bank of Australia (Australia)	289	6,521
Compagnia Assicuratrice Unipol SpA (Preference) (Italy)	7,265	7,309
Conseco, Inc. (NON)	1,224	4,125
Corporate Office Properties Trust (R)	1,219	36,216
Credit Agricole SA (France)	404	4,511

Credit Suisse Group (Switzerland)	433	12,727
DB RREEF Trust (Australia)	17,117	9,382
DBS Group Holdings, Ltd. (Singapore)	2,000	12,377
Deutsche Bank AG (Germany)	172	6,179
Developers Diversified Realty Corp. (R)	6,702	32,170
Digital Realty Trust, Inc. (R)	872	23,858
DnB Holdings ASA (Norway)	1,777	6,784
Duke Realty Investments, Inc. (R)	4,004	32,873
Entertainment Properties Trust (R)	1,415	34,710
Equity Lifestyle Properties, Inc. (R)	872	30,171
Equity Residential Properties Trust (R)	5,013	152,546
Essex Property Trust, Inc. (R)	372	32,167
Extra Space Storage, Inc. (R)	2,943	26,046
FBL Financial Group, Inc. Class A	148	1,683
Federal Realty Investment Trust (R)	622	35,976
First Bancorp Puerto Rico (Puerto Rico)	442	4,835
Goldman Sachs Group, Inc. (The) (SEG)	1,196	94,472
Greenhill & Co., Inc.	22	1,498
Hallmark Financial Services, Inc. (NON)	310	1,916
HBOS PLC (United Kingdom)	578	821
HCP, Inc. (R)	4,559	94,235
Health Care REIT, Inc. (R)	1,776	67,488
Home Properties of NY, Inc. (R)	1,354	52,806
Host Marriott Corp. (R)	8,981	67,537
Hypo Real Estate Holding (Germany)	18	64
ING Groep NV (Netherlands)	756	6,350
Inland Real Estate Corp. (R)	242	2,703
Interactive Brokers Group, Inc. Class A (NON)	136	2,481
International Bancshares Corp.	219	5,147
Invesco, Ltd.	1,256	15,763
Investment Technology Group, Inc. (NON)	704	11,778
Janus Capital Group, Inc.	1,877	15,298
JPMorgan Chase & Co.	4,041	127,938
KBC Groupe SA (Belgium)	111	3,368
Kimco Realty Corp. (R) (SEG)	4,764	67,411
Knight Capital Group, Inc. Class A (NON)	273	4,518
Lexington Corporate Properties Trust (R)	352	1,707
Liberty Property Trust (R)	2,878	55,027
Lloyds TSB Group PLC (United Kingdom)	2,055	5,371
Lloyds TSB Group PLC ADR (United Kingdom)	885	9,089
Loews Corp.	323	8,847
LTC Properties, Inc. (R)	1,782	34,713
Mack-Cali Realty Corp. (R)	2,395	45,433
Man Group PLC (United Kingdom)	1,374	5,359
Mastercard, Inc. Class A	72	10,462
Meadowbrook Insurance Group, Inc.	614	3,445
Mid-America Apartment Communities, Inc. (R)	1,203	44,547
Morgan Stanley	1,134	16,727
National Health Investors, Inc. (R)	1,475	33,261
Nationwide Health Properties, Inc. (R)	2,041	46,188
Navigators Group, Inc. (NON)	72	3,910
Nordea AB (Sweden)	1,975	14,255
Northern Trust Corp.	164	7,526
NorthStar Realty Finance Corp. (R)	445	1,513
Old Second Bancorp, Inc.	396	5,932
Omega Healthcare Investors, Inc. (R)	3,254	43,083
optionsXpress Holdings, Inc.	127	1,789
Pacific Capital Bancorp.	143	2,259
Platinum Underwriters Holdings, Ltd. (Bermuda)	137	4,210
PMA Capital Corp. Class A (NON)	439	2,217
Portfolio Recovery Associates, Inc. (NON)	74	2,498
ProLogis Trust (R) (SEG)	5,751	22,026
PS Business Parks, Inc. (R)	181	8,626
Public Storage, Inc. (R)	2,344	163,822
Ramco-Gershenson Properties (R)	178	878
Realty Income Corp. (R)	1,496	30,204
Regency Centers Corp. (R)	711	25,319
S&T Bancorp, Inc.	94	3,195
Safety Insurance Group, Inc.	64	2,245
Sandy Spring Bancorp, Inc.	219	4,286
Saul Centers, Inc. (R)	1,068	37,594
SeaBright Insurance Holdings, Inc. (NON)	349	3,685
Selective Insurance Group	106	2,434
Senior Housing Properties Trust (R)	2,833	39,464
Simon Property Group, Inc. (R)	4,479	212,753
SL Green Realty Corp. (R)	1,886	35,759
Societe Generale (France)	115	4,922
Southwest Bancorp, Inc.	180	2,572
State Street Corp. (SEG)	993	41,815
Stifel Financial Corp. (NON)	39	1,677
Suffolk Bancorp	132	4,369
SWS Group, Inc.	320	4,678
Taubman Centers, Inc. (R)	947	22,576
TradeStation Group, Inc. (NON)	492	3,454
Travelers Cos., Inc. (The)	595	25,972
U.S. Bancorp	3,911	105,519
UCBH Holdings, Inc.	1,070	4,965
UDR, Inc. (R)	2,480	37,522
Universal Health Realty Income Trust (R)	125	3,921
Urstadt Biddle Properties, Inc. Class A (R)	2,221	34,959
Validus Holdings, Ltd. (Bermuda)	179	4,160

Ventas, Inc. (R)	3,005	69,055
Virginia Commerce Bancorp. (NON)	401	1,740
Vornado Realty Trust (R)	2,578	137,794
W.R. Berkley Corp.	1,119	31,813
Washington Real Estate Investment Trust (R)	1,073	28,402
Weingarten Realty Investors (R)	2,727	38,887
Wells Fargo & Co.	3,365	97,215
Wharf (Holdings), Ltd. (Hong Kong)	3,000	7,069
Wilshire Bancorp, Inc.	240	1,646
World Acceptance Corp. (NON)	177	3,464
WSFS Financial Corp.	68	2,976
Zurich Financial Services AG (Switzerland)	21	4,119
		3,677,606

Health care (3.4%)
Albany Molecular Research, Inc. (NON)	150	1,424
Alkermes, Inc. (NON)	326	2,406
Alliance Imaging, Inc. (NON)	498	3,894
Alnylam Pharmaceuticals, Inc. (NON)	159	2,899
Alpharma, Inc. Class A (NON)	90	3,249
Amedisys, Inc. (NON)	157	6,106
American Oriental Bioengineering, Inc. (China) (NON)	803	4,553
AMERIGROUP Corp. (NON)	121	2,972
Amgen, Inc. (NON)	1,443	80,144
AMN Healthcare Services, Inc. (NON)	244	2,176
Amylin Pharmaceuticals, Inc. (NON)	1,554	11,515
Astellas Pharma, Inc. (Japan)	100	4,076
AstraZeneca PLC (London Exchange) (United Kingdom)	799	30,240
Baxter International, Inc.	510	26,979
Becton, Dickinson and Co.	851	54,064
Bio-Rad Laboratories, Inc. Class A (NON)	43	3,189
Boston Scientific Corp. (NON)	4,055	25,019
Bristol-Myers Squibb Co.	1,524	31,547
Cantel Medical Corp. (NON)	152	1,436
Centene Corp. (NON)	137	2,535
Cephalon, Inc. (NON)	365	26,820
China Medical Technologies, Inc. ADR (China)	220	4,512
CIGNA Corp.	1,124	13,612
Coventry Health Care, Inc. (NON)	1,212	15,114
Covidien, Ltd.	776	28,596
Cubist Pharmaceuticals, Inc. (NON)	270	6,631
Cutera, Inc. (NON)	625	5,556
CV Therapeutics, Inc. (NON)	350	3,171
Eclipsys Corp. (NON)	125	1,640
Eli Lilly & Co.	1,025	35,004
Emergent Biosolutions, Inc. (NON)	271	6,130
Enzon Pharmaceuticals, Inc. (NON)	353	1,733
eResearch Technology, Inc. (NON)	436	2,459
Express Scripts, Inc. (NON)	306	17,598
Forest Laboratories, Inc. (NON)	1,050	25,389
Gen-Probe, Inc. (NON)	545	20,083
Genoptix, Inc. (NON)	116	3,681
Haemonetics Corp. (NON)	60	3,431
Healthsouth Corp. (NON)	221	2,175
Idera Pharmaceuticals, Inc. (NON)	223	1,568
Intuitive Surgical, Inc. (NON)	209	27,699
Johnson & Johnson	2,251	131,864
Kinetic Concepts, Inc. (NON)	98	2,121
King Pharmaceuticals, Inc. (NON)	1,994	19,162
Life Technologies Corp. (NON)	607	15,843
Luminex Corp. (NON)	279	6,141
Magellan Health Services, Inc. (NON)	120	3,942
Martek Biosciences Corp. (NON)	320	8,944
Matrixx Initiatives, Inc. (NON)	116	1,745
Medicines Co. (NON)	217	2,797
Medtronic, Inc.	1,420	43,338
Merck & Co., Inc.	4,678	124,996
Merit Medical Systems, Inc. (NON)	415	6,022
Mylan, Inc. (NON)	2,292	21,568
Myriad Genetics, Inc. (NON)	91	5,394
NPS Pharmaceuticals, Inc. (NON)	340	2,088
Obagi Medical Products, Inc. (NON)	438	2,965
Onyx Pharmaceuticals, Inc. (NON)	77	2,164
OSI Pharmaceuticals, Inc. (NON)	91	3,385
Owens & Minor, Inc.	86	3,572
Pain Therapeutics, Inc. (NON)	440	3,863
PetMed Express, Inc. (NON)	308	5,522
Pfizer, Inc.	4,792	78,733
Questcor Pharmaceuticals, Inc. (NON)	570	4,874
Quidel Corp. (NON)	254	3,462
Repligen Corp. (NON)	399	1,556
RTI Biologics, Inc. (NON)	588	1,599
Santarus, Inc. (NON)	1,129	2,529
Schering-Plough Corp.	1,330	22,357
Service Corporation International	516	3,003
Steris Corp.	226	6,249
Takeda Pharmaceutical Co., Ltd. (Japan)	700	33,800
Techne Corp.	88	5,457
United Therapeutics Corp. (NON)	71	3,893
Valeant Pharmaceuticals International (NON)	358	6,974
Varian Medical Systems, Inc. (NON)	989	39,916

Viropharma, Inc. (NON)	455	5,142
Vivus, Inc. (NON)	552	3,279
Waters Corp. (NON)	881	36,324
WellPoint, Inc. (NON)	770	27,412
Wyeth	2,383	85,812
Zoll Medical Corp. (NON)	100	1,781
		1,344,613

Technology (3.9%)
Accenture, Ltd. Class A (Bermuda)	94	2,912
Acxiom Corp.	392	2,944
Adobe Systems, Inc. (NON)	1,275	29,529
Advanced Energy Industries, Inc. (NON)	226	1,758
Advent Software, Inc. (NON)	87	1,940
Akamai Technologies, Inc. (NON)	177	2,172
Anixter International, Inc. (NON)	134	3,672
ANSYS, Inc. (NON)	155	4,473
Apple, Inc. (NON)	1,143	105,922
Applied Materials, Inc.	1,422	13,623
ARRIS Group, Inc. (NON)	1,126	8,096
Avnet, Inc. (NON)	655	9,327
Avocent Corp. (NON)	382	7,185
Baidu.com ADR (China) (NON)	122	16,577
Black Box Corp.	125	3,060
Blackboard, Inc. (NON)	101	2,488
BMC Software, Inc. (NON)	2,539	63,373
Brocade Communications Systems, Inc. (NON)	2,445	7,873
Cisco Systems, Inc. (NON)	6,040	99,902
CommScope, Inc. (NON)	199	2,247
Compuware Corp. (NON)	2,202	13,983
Comtech Telecommunications Corp. (NON)	109	5,170
CSG Systems International, Inc. (NON)	651	10,963
Cybersource Corp. (NON)	282	2,617
Dell, Inc. (NON)	755	8,433
Digital River, Inc. (NON)	95	2,007
eBay, Inc. (NON)	985	12,933
EMC Corp. (NON)	5,235	55,334
Expedia, Inc. (NON)	1,227	10,307
F5 Networks, Inc. (NON)	149	3,710
Factset Research Systems, Inc.	95	3,800
FEI Co. (NON)	905	18,390
Foundry Networks, Inc. (NON)	325	5,034
Fuji Photo Film Cos., Ltd. (Japan)	500	12,083
Fujitsu, Ltd. (Japan)	1,000	4,340
Google, Inc. Class A (NON)	89	26,073
Hewlett-Packard Co.	3,292	116,142
Hitachi, Ltd. (Japan)	6,000	27,794
IBM Corp.	1,432	116,851
IHS, Inc. Class A (NON)	350	12,702
Integral Systems, Inc. (NON)	226	5,424
Integrated Device Technology, Inc. (NON)	428	2,213
Intel Corp.	7,806	107,723
Itron, Inc. (NON)	37	1,753
IXYS Corp.	272	1,980
JDA Software Group, Inc. (NON)	309	4,073
Konica Corp. (Japan)	500	3,684
MEMC Electronic Materials, Inc. (NON)	1,033	15,516
Micrel, Inc.	543	4,018
Microsoft Corp.	10,322	208,711
MicroStrategy, Inc. (NON)	45	1,606
National Instruments Corp.	181	4,364
National Semiconductor Corp.	2,375	26,125
NCR Corp. (NON)	684	10,383
NEC Corp. (Japan)	1,000	2,811
NetApp, Inc. (NON)	1,605	21,668
Netscout Systems, Inc. (NON)	319	2,536
NTT Data Corp. (Japan)	1	3,604
NVIDIA Corp. (NON)	702	5,244
Oracle Corp. (NON)	2,015	32,421
Parametric Technology Corp. (NON)	527	6,092
Perot Systems Corp. Class A (NON)	246	3,070
Plantronics, Inc.	136	1,729
Progress Software Corp. (NON)	118	2,511
QLogic Corp. (NON)	983	10,439
Qualcomm, Inc.	289	9,702
SAIC, Inc. (NON)	728	12,958
Seagate Technology (Cayman Islands)	1,892	7,965
Silicon Image, Inc. (NON)	678	2,563
Sohu.com, Inc. (China) (NON)	477	23,154
SonicWall, Inc. (NON)	1,066	4,179
SPSS, Inc. (NON)	124	3,031
Sybase, Inc. (NON)	353	8,698
Sykes Enterprises, Inc. (NON)	245	4,545
Symantec Corp. (NON)	2,952	35,513
Synaptics, Inc. (NON)	95	2,087
Synopsys, Inc. (NON)	355	5,691
Take-Two Interactive Software, Inc. (NON)	337	4,095
TeleCommunication Systems, Inc. Class A (NON)	498	3,934
Texas Instruments, Inc.	1,345	20,942
Toshiba Corp. (Japan)	1,000	3,657
TTM Technologies, Inc. (NON)	753	3,848

United Online, Inc.	262	1,737
Veeco Instruments, Inc. (NON)	1,037	6,149
VMware, Inc. Class A (NON)	1,042	20,163
Western Digital Corp. (NON)	836	10,199
Western Union Co. (The)	811	10,762
Xilinx, Inc.	427	6,986
Yahoo!, Inc. (NON)	1,039	11,959
		1,571,954

Transportation (0.4%)
British Airways PLC (United Kingdom)	542	1,305
Deutsche Lufthansa AG (Germany)	581	7,676
Frontline, Ltd. (Bermuda)	641	18,495
Kirby Corp. (NON)	177	4,501
Knightsbridge Tankers, Ltd. (Bermuda)	150	2,231
Norfolk Southern Corp.	659	32,601
Orient Overseas International, Ltd. (Hong Kong)	1,500	2,364
Pacer International, Inc.	269	2,607
Qantas Airways, Ltd. (Australia)	4,367	6,659
Ryder System, Inc.	699	25,101
Singapore Airlines, Ltd. (Singapore)	940	6,446
Singapore Maritime, Ltd. (Singapore)	13,000	13,982
Southwest Airlines Co.	1,782	15,414
		139,382

Utilities and power (1.3%)
AES Corp. (The) (NON)	2,242	17,241
Alliant Energy Corp.	844	26,898
Central Vermont Public Service Corp.	140	2,645
Cleco Corp.	99	2,333
DPL, Inc.	201	4,185
Edison International	2,486	83,032
El Paso Electric Co. (NON)	160	2,883
Electric Power Development Co. (Japan)	200	6,977
Enel SpA (Italy)	2,838	17,822
Energen Corp.	1,661	51,159
FirstEnergy Corp.	767	44,931
Mirant Corp. (NON)	139	2,394
National Grid PLC (United Kingdom)	1,027	10,697
Northwestern Corp.	179	3,698
OGE Energy Corp.	350	9,272
PG&E Corp.	2,576	97,991
Portland General Electric Co.	179	3,277
Public Service Enterprise Group, Inc.	176	5,438
Questar Corp.	1,338	43,070
Sempra Energy	491	22,915
Singapore Petroleum Co., Ltd. (Singapore)	1,000	1,400
Terna SPA (Italy)	3,824	11,370
Toho Gas Co., Ltd. (Japan)	1,000	5,799
Tokyo Electric Power Co. (Japan)	1,400	41,550
		518,977

Total common stocks (cost $17,503,287)		$12,369,098

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (18.7%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.5%)
Government National Mortgage Association Pass-Through
Certificates 6 1/2s, August 20, 2037	$175,158	$179,859
		179,859

U.S. Government Agency Mortgage Obligations (18.2%)
Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from August 1, 2034 to
November 1, 2036	179,725	185,024
5s, TBA, January 1, 2039	1,000,000	1,005,195
5s, TBA, December 1, 2038	6,000,000	6,039,375
		7,229,594

Total U.S. government and agency mortgage obligations (cost $7,149,950)		$7,409,453

COLLATERALIZED MORTGAGE OBLIGATIONS (10.2%)(a)

	Principal amount	Value

Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036	$123,000	$61,500
Banc of America Commercial Mortgage, Inc.
Ser. 08-1, Class A3, 6.309s, 2014	200,000	117,832
Ser. 07-2, Class A2, 5.634s, 2049	15,000	10,391
Ser. 05-6, Class A2, 5.165s, 2047	23,000	18,064
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.99s, 2036	121,472	64,380
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 3.423s, 2022	7,000	4,754
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	90,357	44,275
FRB Ser. 06-6, Class 2A1, 5.898s, 2036	45,799	19,520
FRB Ser. 05-7, Class 23A1, 5.648s, 2035	83,380	38,504

Chase Commercial Mortgage Securities Corp. 144A Ser.
98-1, Class H, 6.34s, 2030	6,000	4,395
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.299s, 2014	95,000	51,530
Ser. 08-C7, Class A2A, 6.034s, 2049	55,000	36,865
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-AR7,
Class 2A2A, 5.652s, 2036	121,696	47,705
Commercial Mortgage Pass-Through Certificates Ser.
06-C7, Class A4, 5.961s, 2046	54,000	35,027
Countrywide Alternative Loan Trust
IFB Ser. 04-2CB, Class 1A5, Interest Only (IO),
6.205s, 2034	75,831	3,635
Ser. 06-45T1, Class 2A2, 6s, 2037	117,124	65,554
Ser. 06-J8, Class A4, 6s, 2037	96,414	49,142
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047	70,458	47,048
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.71s, 2035	140,585	60,733
Ser. 05-9, Class 1X, IO, 3.126s, 2035	19,911	272
Ser. 05-2, Class 2X, IO, 1.16s, 2035	9,835	134
Credit Suisse Mortgage Capital Certificates FRB Ser.
07-C4, Class A2, 6.004s, 2039	10,000	7,875
CS First Boston Mortgage Securities Corp. Ser. 97-C2,
Class F, 7.46s, 2035	7,000	7,022
Fannie Mae
Ser. 02-T12, Class A4, 9 1/2s, 2042	292	316
Ser. 02-T4, Class A4, 9 1/2s, 2041	1,196	1,296
Ser. 02-T6, Class A3, 9 1/2s, 2041	489	529
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	947	994
Ser. 02-T19, Class A3, 7 1/2s, 2042	3,045	3,194
Ser. 01-T12, Class A2, 7 1/2s, 2041	690	724
Ser. 01-T3, Class A1, 7 1/2s, 2040	126	132
Ser. 01-T1, Class A1, 7 1/2s, 2040	127	133
Ser. 99-T2, Class A1, 7 1/2s, 2039	179	187
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	2,217	2,293
Ser. 01-T4, Class A1, 7 1/2s, 2028	252	264
Ser. 02-26, Class A1, 7s, 2048	1,345	1,407
Ser. 04-T3, Class 1A3, 7s, 2044	2,610	2,710
Ser. 03-W3, Class 1A2, 7s, 2042	1,210	1,248
Ser. 02-T16, Class A2, 7s, 2042	1,343	1,405
Ser. 02-14, Class A1, 7s, 2042	2,003	2,095
Ser. 01-T10, Class A1, 7s, 2041	1,229	1,286
Ser. 04-W1, Class 2A2, 7s, 2033	5,527	5,586
Ser. 371, Class 2, IO, 6 1/2s, 2036	1,297,588	201,775
IFB Ser. 04-51, Class XP, IO, 6.305s, 2034	97,652	7,721
IFB Ser. 04-17, Class ST, IO, 6.205s, 2034	144,595	15,681
IFB Ser. 08-7, Class SA, IO, 6.155s, 2038	213,677	25,586
Ser. 389, Class 6, IO, 6s, 2038	128,763	15,606
IFB Ser. 08-36, Class YI, IO, 5.805s, 2036	109,378	10,273
IFB Ser. 03-130, Class BS, IO, 5.655s, 2033	148,297	13,780
IFB Ser. 03-34, Class WS, IO, 5.605s, 2029	141,318	11,920
Ser. 379, Class 2, IO, 5 1/2s, 2037	236,551	37,446
IFB Ser. 06-123, Class UI, IO, 5.345s, 2037	77,262	6,614
IFB Ser. 07-15, Class BI, IO, 5.305s, 2037	119,555	10,393
IFB Ser. 05-29, Class SX, IO, 5.305s, 2035	62,232	3,737
IFB Ser. 04-92, Class S, IO, 5.305s, 2034	187,860	14,446
IFB Ser. 06-104, Class EI, IO, 5.295s, 2036	77,192	5,222
IFB Ser. 06-116, Class LS, IO, 5.255s, 2036	216,961	17,529
IFB Ser. 04-92, Class SQ, IO, 5.255s, 2034	78,405	4,980
IFB Ser. 06-111, Class SA, IO, 5.225s, 2036	623,646	56,210
IFB Ser. 07-106, Class SM, IO, 5.065s, 2037	146,890	12,121
IFB Ser. 06-79, Class SH, IO, 5.055s, 2036	178,293	14,006
IFB Ser. 08-13, Class SA, IO, 4.825s, 2038	323,027	25,553
IFB Ser. 05-74, Class SE, IO, 4.705s, 2035	99,760	7,452
IFB Ser. 08-66, Class SG, IO, 4.675s, 2038	922,195	57,061
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	276	299
Ser. T-51, Class 2A, 7 1/2s, 2042	11,898	12,452
Ser. T-42, Class A5, 7 1/2s, 2042	556	581
Ser. T-60, Class 1A2, 7s, 2044	6,073	6,251
Ser. T-41, Class 2A, 6.984s, 2032	332	339
IFB Ser. T-56, Class 2ASI, IO, 6.705s, 2043	9,823	1,375
Freddie Mac
IFB Ser. 3349, Class SA, 30.465s, 2037	89,716	117,139
IFB Ser. 3012, Class FS, 13.319s, 2035	72,226	71,835
IFB Ser. 3370, Class TS, IO, 5.248s, 2037	187,108	15,100
IFB Ser. 3033, Class SG, IO, 5.228s, 2035	74,838	5,904
IFB Ser. 3424, Class XI, IO, 5.148s, 2036	124,824	9,602
IFB Ser. 3311, Class PI, IO, 4.988s, 2037	87,175	7,184
IFB Ser. 3375, Class MS, IO, 4.978s, 2037	254,158	20,314
IFB Ser. 3226, Class YS, IO, 4.428s, 2036	198,172	5,330
Ser. 3226, Class YI, IO, zero %, 2036	198,172	3,696
Government National Mortgage Association
IFB Ser. 08-29, Class SA, IO, 6.328s, 2038	293,073	22,289
IFB Ser. 06-61, Class SM, IO, 5.928s, 2036	96,206	6,576
IFB Ser. 06-62, Class SA, IO, 5.888s, 2036	70,261	4,845
IFB Ser. 06-64, Class SB, IO, 5.888s, 2036	70,465	4,812
IFB Ser. 04-26, Class IS, IO, 5.778s, 2034	61,189	5,424
IFB Ser. 07-47, Class SA, IO, 5.678s, 2036	156,445	10,928
IFB Ser. 07-35, Class NY, IO, 5.478s, 2035	104,504	6,841
IFB Ser. 07-14, Class SB, IO, 5.348s, 2037	259,798	17,628

IFB Ser. 05-84, Class AS, IO, 5.348s, 2035	142,061	11,232
IFB Ser. 07-40, Class SB, IO, 5.298s, 2037	142,396	9,106
IFB Ser. 07-53, Class SY, IO, 5.283s, 2037	129,953	10,648
IFB Ser. 04-88, Class S, IO, 5.248s, 2032	58,123	2,300
IFB Ser. 07-74, Class SI, IO, 5.148s, 2037	86,299	4,789
IFB Ser. 07-51, Class SG, IO, 5.128s, 2037	146,367	9,822
IFB Ser. 07-78, Class SA, IO, 5.108s, 2037	299,696	20,203
IFB Ser. 07-64, Class AI, IO, 5.098s, 2037	74,259	3,908
IFB Ser. 08-2, Class SM, IO, 5.078s, 2038	211,593	14,083
IFB Ser. 08-2, Class SB, IO, 5.068s, 2038	305,080	17,503
IFB Ser. 08-4, Class SA, IO, 5.064s, 2038	380,555	21,686
IFB Ser. 07-59, Class SA, IO, 5.048s, 2037	178,755	8,988
IFB Ser. 06-26, Class S, IO, 5.048s, 2036	458,977	32,804
IFB Ser. 08-9, Class SK, IO, 5.028s, 2038	203,900	11,822
IFB Ser. 07-36, Class SA, IO, 5.018s, 2037	611,139	35,765
IFB Ser. 07-36, Class SG, IO, 5.018s, 2037	967,497	62,887
IFB Ser. 08-40, Class SA, IO, 4.978s, 2038	468,138	37,826
IFB Ser. 05-71, Class SA, IO, 4.938s, 2035	185,311	15,528
IFB Ser. 06-16, Class SX, IO, 4.838s, 2036	161,215	9,193
IFB Ser. 07-25, Class KS, IO, 4.778s, 2037	88,280	6,287
IFB Ser. 05-28, Class SA, IO, 4.748s, 2035	321,935	17,266
IFB Ser. 08-60, Class SH, IO, 4.728s, 2038	284,314	17,815
IFB Ser. 07-62, Class S, IO, 4.728s, 2037	97,633	4,826
IFB Ser. 05-17, Class S, IO, 4.728s, 2035	82,002	4,744
IFB Ser. 05-3, Class SN, IO, 4.648s, 2035	232,767	15,803
IFB Ser. 04-88, Class SN, IO, 4.648s, 2034	551,406	32,740
IFB Ser. 04-86, Class SP, IO, 4.648s, 2034	643,582	36,708
IFB Ser. 04-41, Class SG, IO, 4.548s, 2034	218,126	11,022
FRB Ser. 07-71, Class TA, zero %, 2037	9,488	9,056
FRB Ser. 07-33, Class TB, zero %, 2037	59,703	54,223
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 3.271s, 2045	13,851	312
GS Mortgage Securities Corp. II
Ser. 06-GG6, Class A2, 5.506s, 2038	38,000	30,271
Ser. 04-GG2, Class A6, 5.396s, 2038	10,000	7,516
GS Mortgage Securities Corp. II 144A Ser. 03-C1,
Class X1, IO, 0.285s, 2040	144,451	1,967
Holmes Financing PLC FRB Ser. 10A, Class 4A1, 4.833s,
2040 (United Kingdom)	492,500	463,533
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.131s, 2037	152,127	77,585
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 6.296s, 2036	37,147	14,951
FRB Ser. 07-AR15, Class 1A1, 6.179s, 2037	120,217	58,906
FRB Ser. 07-AR9, Class 2A1, 6.038s, 2037	121,547	57,127
FRB Ser. 05-AR31, Class 3A1, 5.638s, 2036	148,270	78,583
FRB Ser. 05-AR5, Class 4A1, 5.488s, 2035	98,880	40,631
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1, 6.069s, 2036	52,867	24,063
FRB Ser. 06-A1, Class 5A1, 5.939s, 2036	84,797	45,790
FRB Ser. 06-A6, Class 1A1, 1.555s, 2036	63,819	28,305
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB14, Class A4, 5.481s, 2044	10,000	6,914
LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4,
Class J, 5.6s, 2035	2,000	1,474
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A4, 5.858s, 2040	500,000	325,220
Ser. 04-C7, Class A6, 4.786s, 2029	10,000	7,097
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C2, Class XCL, IO, 0.181s, 2040	390,947	2,114
Ser. 06-C1, Class XCL, IO, 0.104s, 2041	342,542	1,677
Lehman Mortgage Trust IFB Ser. 06-6, Class 1A3, IO,
5.105s, 2036	44,125	3,309
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036	74,982	40,751
Morgan Stanley Capital I FRB Ser. 08-T29, Class A3,
6.458s, 2043	12,000	9,235
Residential Asset Securitization Trust Ser. 07-A5,
Class 2A3, 6s, 2037	107,218	58,970
Structured Adjustable Rate Mortgage Loan Trust FRB
Ser. 06-9, Class 1A1, 5.686s, 2036	39,888	20,722
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 4.819s, 2037	79,094	5,141
Ser. 07-4, Class 1A4, IO, 1s, 2037	79,094	1,684
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043	451,000	327,467
Ser. 04-C15, Class A4, 4.803s, 2041	10,000	7,350

Total collateralized mortgage obligations (cost $5,366,467)		$4,053,060

CONVERTIBLE BONDS AND NOTES (5.7%)(a)

	Principal amount	Value

Banking (0.3%)
Boston Private Financial Holdings, Inc. cv. sr. unsec.
notes 3s, 2027	$110,000	$102,988
		102,988

Capital goods (0.2%)
General Cable Corp. cv. company guaranty sr. unsec.
notes 1s, 2012	15,000	7,950

WESCO International, Inc. cv. sr. unsec. company
guaranty debs. 1 3/4s, 2026	124,000	65,410
		73,360

Communication services (0.5%)
Level 3 Communications, Inc. cv. sr. notes 3 1/2s, 2012	130,000	49,563
NII Holdings, Inc. cv. unsec. notes 3 1/8s, 2012	130,000	71,988
Qwest Communications International, Inc. cv. sr.
unsec. notes 3 1/2s, 2025	80,000	64,600
		186,151

Consumer cyclicals (0.8%)
Fleetwood Enterprises, Inc. cv. sr. sub. notes 5s, 2023	95,000	69,113
Lamar Advertising Co. cv. sr. unsec. unsub. notes Ser.
B, 2 7/8s, 2010	54,000	40,838
Pier 1 Imports, Inc. cv. sr. unsec. notes company
guaranty 6 3/8s, 2036	22,000	11,825
Pier 1 Imports, Inc. 144A cv. sr. unsec. notes company
guaranty stepped-coupon 6 3/8s (6 1/8s, 2/15/11) 2036
(STP)	100,000	53,750
Sinclair Broadcast Group, Inc. cv. bonds 6s, 2012	115,000	57,644
United Auto Group, Inc. cv. company guaranty sub.
notes 3 1/2s, 2026	90,000	45,563
Virgin Media, Inc. 144A cv. sr. unsec. notes 6 1/2s,
2016	105,000	47,649
		326,382

Consumer staples (0.2%)
Pantry, Inc. (The) cv. sr. sub. notes 3s, 2012	130,000	73,775
Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015	30,000	8,700
		82,475

Energy (0.4%)
International Coal Group, Inc. cv. company guaranty
sr. unsec. notes 9s, 2012	10,000	5,750
International Coal Group, Inc. 144A cv. company
guaranty 9s, 2012	53,000	30,475
Penn Virginia Corp. cv. sr. unsec. sub. notes 4 1/2s,
2012	75,000	54,600
St. Mary Land & Exploration Co. cv. sr. notes 3 1/2s,
2027	90,000	57,600
		148,425

Food (0.2%)
Chiquita Brands International cv. sr. unsec. notes
4 1/4s, 2016	95,000	65,370
		65,370

Financials (0.6%)
Charming Shoppes cv. sr. unsec. notes 1 1/8s, 2014	155,000	55,413
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (R)	115,000	8,913
KKR Financial Holdings, LLC cv. sr. sec. notes 7s,
2012 (WIS)	88,000	35,200
MGIC Investment Corp. 144A cv. jr. unsec. sub. debs.
9s, 2063	105,000	31,500
Prudential Financial, Inc. cv. sr. unsec. notes FRN
1.189s, 2037	65,000	57,187
Sunstone Hotel Partnership, LLC 144A cv. company
guaranty 4.6s, 2027 (R)	120,000	69,156
		257,369

Health care (0.7%)
CV Therapeutics, Inc. cv. sub. notes 3 1/4s, 2013	120,000	76,200
EPIX Medical, Inc. cv. sr. notes 3s, 2024	120,000	69,900
Hologic, Inc. cv. bonds stepped-coupon 2s (0s,
12/15/13) 2037 (STP)	120,000	68,544
Omnicare, Inc. cv. debs. Ser. OCR, 3 1/4s, 2035	125,000	65,156
		279,800

Technology (1.8%)
Advanced Micro Devices, Inc. cv. sr. unsec. notes
5 3/4s, 2012	135,000	50,288
ARRIS Group, Inc. cv. sr. unsec. notes 2s, 2026	110,000	65,758
Borland Software Corp. cv. sr. unsec. notes 2 3/4s,
2012	15,000	9,488
Borland Software Corp. 144A cv. sr. notes 2 3/4s, 2012	78,000	49,335
Cray, Inc. cv. sr. sub. notes 3s, 2024	70,000	57,838
Jazz Technologies, Inc. cv. company guaranty 8s, 2011	50,000	17,500
Kulicke & Soffa Industries, Inc. cv. bonds 0 7/8s, 2012	135,000	59,886
L-1 Identity Solutions, Inc. cv. sr. unsec. notes
3 3/4s, 2027	115,000	59,081
Macrovision Corp. cv. sr. notes 2 5/8s, 2011	30,000	20,925
Mentor Graphics Corp. cv. sub. notes FRN 4.356s, 2023	90,000	88,200
Nortel Networks Corp. cv. sr. unsec. notes company
guaranty 2 1/8s, 2014 (Canada)	150,000	21,000
ON Semiconductor Corp. cv. company guaranty sub. notes
2 5/8s, 2026	105,000	52,106

Safeguard Scientifics, Inc. cv. sr. notes 2 5/8s, 2024		160,000	125,000
SanDisk Corp. cv. sr. unsec. unsub. notes 1s, 2013		110,000	46,888
			723,293

Total convertible bonds and notes (cost $3,342,696)			$2,245,613

CONVERTIBLE PREFERRED STOCKS (3.7%)(a)
		Shares	Value

AES Trust III $3.375 cv. pfd.		2,075	$71,198
Alleghany Corp. 5.75% cv. pfd.		235	52,776
Avery Dennison Corp. $3.938 cv. pfd.		1,880	59,220
Bank of America Corp. Ser. L, 7.25% cv. pfd.		101	63,348
Bunge, Ltd. 5.125% cum. cv. pfd.		130	58,716
Chesapeake Energy Corp. $4.50 cum. cv. pfd.		1,375	87,313
Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.		2,310	60,638
Citigroup, Inc. Ser. T, $3.25 cv. pfd.		2,525	63,408
Crown Castle International Corp. $3.125 cum. cv. pfd.		2,600	86,450
Edge Petroleum Ser. A, $2.875 cum. cv. pfd.		1,630	12,567
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.		1,716	7,722
Entergy Corp. $3.813 cv. pfd.		1,380	68,310
Fannie Mae Ser. 04-1, 5.375% cv. pfd.		1	3,500
FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv.
pfd. (R)		6,630	33,150
Ford Motor Co. Capital Trust II $3.25 cum. cv. pfd.		4,630	36,461
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.		1,052	43,578
General Motors Corp. $1.563 cum. cv. pfd.		5,580	22,669
Legg Mason, Inc. $5.60 cv. pfd.		1,075	20,261
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default)		70	59
McMoRan Exploration Co. $6.75 cum. cv. pfd.		415	31,713
Mylan, Inc. 6.50% cv. pfd.		75	43,594
Nationwide Health Properties, Inc. Ser. B, $7.75 cv.
pfd.		1,030	105,606
Newell Financial Trust I $2.625 cum. cv. pfd.		2,150	55,900
Retail Ventures, Inc. $3.313 cv. pfd.		2,050	43,306
Schering-Plough Corp. 6.00% cum. cv. pfd.		530	81,984
Six Flags, Inc. $1.813 cum. cv. pfd.		3,360	3,990
Smurfit-Stone Container Corp. Ser. A, $1.75 cum. cv.
pfd.		4,230	17,597
Stanley Works (The) 3.774% units cv. pfd. ARP		119,000	68,812
Universal Corp. 6.75% cv. pfd.		66	48,428
Vale Capital, Ltd. Ser. RIO, $2.75 cv. pfd. (Cayman
Islands)		1,845	44,741
Vale Capital, Ltd. Ser. RIO P, $2.75 cv. pfd. (Cayman
Islands)		495	12,808
Webster Financial Corp. Ser. A, 8.50% cv. pfd.		95	55,338

Total convertible preferred stocks (cost $3,069,581)			$1,465,161

FOREIGN GOVERNMENT BONDS AND NOTES (2.1%)(a)

		Principal amount	Value

Austria (Republic of) notes Ser. EMTN, 3 3/8s, 2012	CHF	140,000	$121,740
Brazil (Federal Republic of) notes zero %, 2012	BRL	173	67,850
Denmark (Kingdom of) bonds 6s, 2009	DKK	149,000	25,902
France (Government of) bonds 5 1/2s, 2029	EUR	63,000	94,990
France (Government of) bonds 4s, 2013	EUR	32,974	43,688
Japan (Government of) CPI Linked bonds Ser. 12, 1.2s,
2017	JPY	2,457,600	22,287
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	24,040,500	216,133
Netherlands (Government of) bonds 5s, 2012	EUR	70,000	94,987
Norwegian (Government of) bonds 5 1/2s, 2009	NOK	300,000	42,955
Spain (Government of) bonds 6.15s, 2013	EUR	26,000	36,482
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	125,000	18,620
United Kingdom treasury bonds 4 1/4s, 2036	GBP	31,000	47,550

Total foreign government bonds and notes (cost $837,018)			$833,184

INVESTMENT COMPANIES (1.0%)(a)
		Shares	Value

Harris & Harris Group, Inc. (NON)		885	$3,567
iShares Dow Jones U.S. Real Estate Index Fund		1,738	58,206
iShares MSCI EAFE Index Fund		3,268	136,178
iShares Russell 2000 Growth Index Fund		153	7,486
iShares Russell 2000 Value Index Fund		214	10,092
S&P 500 Index Depository Receipts (SPDR Trust Series 1)		1,856	166,947
S&P Midcap 400 Index Depository Receipts (MidCap SPDR
Trust Series 1)		249	23,306

Total investment companies (cost $405,370)			$405,782

ASSET-BACKED SECURITIES (0.8%)(a)

		Principal amount	Value

Ace Securities Corp. 144A Ser. 03-MH1, Class M2,
6 1/2s, 2030		$23,646	$14,187
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014		1,000	945
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		52,864	21,927
Ser. 99-B, Class A-5, 7.44s, 2020		145,703	52,453
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-HE4,
Class M11, 3.895s, 2035		3,001	210

Green Tree Financial Corp.
Ser. 96-6, Class M1, 7.95s, 2027			28,000	13,567
Ser. 96-3, Class A5, 7.35s, 2027			2,168	1,937
Ser. 97-3, Class A6, 7.32s, 2028			4,054	3,164
Ser. 97-6, Class M1, 7.21s, 2029			21,000	8,788
Ser. 97-3, Class A5, 7.14s, 2028			8,996	6,980
Ser. 93-4, Class A5, 7.05s, 2019			12,057	11,743
Ser. 98-4, Class A7, 6.87s, 2030			1,668	1,231
Ser. 98-2, Class A6, 6.81s, 2027			2,240	1,859
Ser. 99-3, Class A7, 6.74s, 2031			10,718	8,492
FRN 6.53s, 2030			5,839	4,251
Ser. 98-6, Class A7, 6.45s, 2030			21,361	20,302
Ser. 98-2, Class A5, 6.24s, 2016			1,617	1,353
Ser. 98-4, Class A5, 6.18s, 2030			13,617	9,779
Ser. 99-1, Class A5, 6.11s, 2023			20,576	20,064
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031			71,063	42,111
Lehman ABS Manufactured Housing Contract
Ser. 01-B, Class A5, 5.873s, 2022			10,286	9,353
Ser. 01-B, Class A4, 5.27s, 2018			25,715	17,219
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014			226	202
Ser. 04-B, Class C, 3.93s, 2012			273	226
Oakwood Mortgage Investors, Inc. Ser. 01-D, Class A3,
5.9s, 2022			58,190	29,562
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 3.895s, 2035			3,000	45
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 4.145s, 2035			1,800	--
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 3.895s, 2036			3,000	30
UCFC Mfg. Hsg. Contract Ser. 97-4, Class A4, 6.995s,
2029			27,774	20,010

Total asset-backed securities (cost $479,446)				$321,990

COMMODITY LINKED NOTES (0.5%)(a)

			Principal amount	Value

UBS AG 144A Total Return Notes zero % (Indexed to
the UBS Bloomberg Constant Maturity Commodity Index)
(United Kingdom) (F)			$283,000	$188,665

Total commodity linked notes (cost $283,000)				$188,665

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355		$453,000	$81,671
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355		453,000	3,248
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355		453,000	81,671
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355		453,000	3,248

Total purchased options outstanding (cost $65,414)				$169,838

UNITS (0.4%)(a)
			Units	Value

Elf Special Financing, Ltd. 144A cv. units FRN Ser. B,
3.169s, 2009 (Cayman Islands)			10,000	$85,000
Hercules, Inc. cv. jr. unsec. sub. debs. units 6 1/2s,
2009			120,000	72,000

Total units (cost $214,184)				$157,000

MUNICIPAL BONDS AND NOTES (0.1%)(a)

	Rating(RAT)		Principal amount	Value

Chicago, Transit Auth. Transfer Tax Receipts Rev.
Bonds, Ser. B, 6.899s, 12/1/40	Aa3		$30,000	$28,825

Total municipal bonds and notes (cost $30,000)				$28,825

WARRANTS (--%)(a)(NON)
	Expiration	Strike
	date	Price	Warrants	Value

Vertis Holdings, Inc. (F)	10/18/15	0.01	22	$--

Total warrants (cost $-)				$--

SHORT-TERM INVESTMENTS (11.1%)(a)
			Principal
			amount/shares	Value

Federated Prime Obligations Fund	$3,709,664	$3,709,664
U.S. Treasury Bills for effective yields ranging from
0.15% to 0.78%, December 4, 2008 (SEG)	304,000	303,989
U.S. Treasury Bill for an effective yield of 0.27%,
December 18, 2008 (SEG)	55,000	54,993
U.S. Treasury Bill for an effective yield of 0.88%,
May 15, 2009 (SEG)	325,000	323,690

Total short-term investments (cost $4,392,336)		$4,392,336

TOTAL INVESTMENTS

Total investments (cost $61,997,152)(b)		$47,741,610

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/08 (aggregate face value $6,572,956) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$10,765	$10,934	1/21/09	$(169)
British Pound	70,088	78,569	12/17/08	(8,481)
Canadian Dollar	33,463	33,671	1/21/09	(208)
Danish Krone	10,265	11,509	12/17/08	(1,244)
Euro	5,397,738	6,085,336	12/17/08	(687,598)
Hong Kong Dollar	4,530	4,529	12/17/08	1
Japanese Yen	90,828	87,576	12/17/08	3,252
Mexican Peso	52,778	63,634	1/21/09	(10,856)
New Zealand Dollar	2,893	3,480	1/21/09	(587)
Norwegian Krone	10,182	11,765	12/17/08	(1,583)
Polish Zloty	66,206	80,774	12/17/08	(14,568)
Singapore Dollar	4,762	4,884	12/17/08	(122)
South African Rand	636	648	1/21/09	(12)
Swiss Franc	87,944	95,647	12/17/08	(7,703)

Total				$(729,878)

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/08 (aggregate face value $10,127,315) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$1,007,095	$1,177,698	1/21/09	$170,603
Brazilian Real	76,959	76,662	1/21/09	(297)
British Pound	235,527	269,618	12/17/08	34,091
Danish Krone	26,634	29,863	12/17/08	3,229
Euro	6,556,120	7,430,109	12/17/08	873,989
Hungarian Forint	90	106	12/17/08	16
Japanese Yen	277,299	268,838	12/17/08	(8,461)
Mexican Peso	52,329	52,635	1/21/09	306
New Zealand Dollar	299,690	360,118	1/21/09	60,428
Norwegian Krone	74,880	92,499	12/17/08	17,619
Polish Zloty	66,206	79,431	12/17/08	13,225
Singapore Dollar	27,446	28,101	12/17/08	655
Swedish Krona	20,386	24,737	12/17/08	4,351
Swiss Franc	217,011	236,900	12/17/08	19,889

Total				$1,189,643

FUTURES CONTRACTS OUTSTANDING at 11/30/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Short)	15	$7,024,452	Dec-08	$(82,419)
Canadian Government Bond 10 yr (Long)	3	291,955	Mar-09	4,230
Euro-Bund 10 yr (Long)	4	617,359	Dec-08	38,715
Euro-Dollar 90 day (Long)	31	7,585,313	Dec-08	62,834
Euro-Dollar 90 day (Short)	3	735,263	Sep-09	(7,409)
Euro-Dollar 90 day (Short)	3	734,475	Dec-09	(8,783)
Euro-Schatz 2 yr (Long)	14	1,895,176	Dec-08	53,154
Japanese Government Bond 10 yr (Long)	2	2,914,985	Dec-08	31,571
Japanese Government Bond 10 yr Mini (Short)	4	582,955	Dec-08	(6,186)
Russell 2000 Index Mini (Long)	3	141,810	Dec-08	78,280
S&P 500 Index (Long)	5	1,119,125	Dec-08	(48,375)
S&P 500 Index E-Mini (Long)	67	2,999,088	Dec-08	(752,892)
S&P Mid Cap 400 Index E-Mini (Long)	4	205,600	Dec-08	(87,694)
U.K. Gilt 10 yr (Long)	1	179,857	Mar-09	1,384
U.S. Treasury Bond 20 yr (Long)	30	3,824,531	Mar-09	187,152
U.S. Treasury Note 2 yr (Short)	71	15,393,688	Mar-09	(83,556)
U.S. Treasury Note 5 yr (Long)	5	583,555	Mar-09	10,572
U.S. Treasury Note 10 yr (Short)	7	846,781	Mar-09	(34,121)

Total				$(643,543)

WRITTEN OPTIONS OUTSTANDING at 11/30/08 (premiums received $50,090) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

S&P 500 (Call)	$10	Dec-08/$1,000	$19,500

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	302,000	Dec-08/5.00	47,954

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	302,000	Dec-08/5.00	12

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	159,000	May-12/5.51	28,574

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	159,000	May-12/5.51	3,468

Total			$99,508

TBA SALE COMMITMENTS OUTSTANDING at 11/30/08 (proceeds receivable $1,005,352) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5s, December 1, 2038	$1,000,000	12/11/08	$1,006,563

Total			$1,006,563

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/08 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$555,000		$--	8/26/18	3 month USD-LIBOR-BBA	4.54375%	$73,304

	4,069,000		--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	85,370

	1,046,000		--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(266,104)

	19,537,000		--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	266,889

	1,106,000		3,452	10/1/18	3 month USD-LIBOR-BBA	4.30%	113,497

	545,000		(2,297)	10/8/38	3 month USD-LIBOR-BBA	4.30%	127,516

	244,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(66,081)

Citibank, N.A.
GBP	10,000		--	8/21/36	4.40%	6 month GBP-LIBOR-BBA	(3,137)

JPY	5,300,000		--	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(2,450)

MXN	1,450,000	(F)	--	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	48

MXN	435,000	(F)	--	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	54

CAD	130,000		--	8/8/18	4.119%	3 month CAD-BA-CDOR	(11,544)

AUD	368,000	(E)	--	8/13/18	6 month AUD-BBR-BBSW	6.67%	9,948

ZAR	705,000	(F)	--	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(3,464)

ZAR	352,500	(F)	--	9/2/13	9.97%	3 month ZAR-JIBAR-SAFEX	(1,702)

AUD	100,000	(E)	--	9/11/18	6.1%	6 month AUD-BBR-BBSW	(1,391)

	$2,998,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	104,272

	1,011,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(275,128)

	9,508,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	140,147

Citibank, N.A., London
JPY	16,000,000		--	2/10/16	6 month JPY-LIBOR-BBA	1.755%	6,069

Credit Suisse International
JPY	25,000,000		--	10/10/37	6 month JPY-LIBOR-BBA	2.58625%	40,770

JPY	115,000,000		--	10/10/12	1.45375%	6 month JPY-LIBOR-BBA	(18,419)

	$593,000		--	9/18/38	4.41338%	3 month USD-LIBOR-BBA	(156,942)

	3,907,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	57,092

	615,000		--	9/23/10	3 month USD-LIBOR-BBA	3.32%	13,129

EUR	160,000		--	9/29/18	6 month EUR-EURIBOR-Reuters	4.85%	14,026

SEK	377,500		--	9/30/18	4.76%	3 month SEK-STIBOR-SIDE	(5,250)

EUR	40,000		--	9/30/18	6 month EUR-EURIBOR-Reuters	4.81%	3,340

	$3,006,000		--	10/9/10	3 month USD-LIBOR-BBA	2.81%	25,565

	569,000		541	10/31/18	4.35%	3 month USD-LIBOR-BBA	(56,532)

EUR	296,000	(E)	--	11/4/18	6 month EUR-EURIBOR-REUTERS	5.00%	7,578

EUR	175,000	(E)	--	11/6/18	6 month EUR-EURIBOR-Reuters	4.9425%	3,998

EUR	296,000	(E)	--	11/11/18	6 month EUR-EURIBOR-Reuters	4.82%	5,013

	$820,000		--	9/23/38	4.7375%	3 month USD-LIBOR-BBA	(268,227)

EUR	1,900,000		--	10/9/09	6 month EUR-EURIBOR-Reuters	4.5125%	10,844

EUR	200,000		--	10/9/17	4.684%	6 month EUR-EURIBOR-Reuters	(14,188)

EUR	300,000		--	10/9/37	6 month EUR-EURIBOR-Reuters	4.841%	73,436

GBP	100,000		--	10/9/09	6 month GBP-LIBOR-BBA	5.78%	2,028

GBP	100,000		--	10/5/37	6 month GBP-LIBOR-BBA	4.92%	30,677

CHF	260,000		--	11/17/11	2.5125%	6 month CHF-LIBOR-BBA	(4,319)

Deutsche Bank AG
	$369,000		--	9/23/38	4.75%	3 month USD-LIBOR-BBA	(121,608)

	595,000		--	10/17/18	4.585%	3 month USD-LIBOR-BBA	(72,415)

	6,079,000		--	10/24/10	3 month USD-LIBOR-BBA	2.604%	42,421

	1,944,000		--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	16,918

Goldman Sachs International
SEK	2,570,000	(E)	--	3/2/11	3 month SEK-STIBOR-SIDE	4.2475%	9,033

SEK	620,000	(E)	--	3/4/19	4.80%	3 month SEK-STIBOR-SIDE	(9,232)

	$1,016,000		--	4/3/18	3 month USD-LIBOR-BBA	4.19%	87,699

	144,000		--	4/23/18	4.43%	3 month USD-LIBOR-BBA	(15,108)

	172,000		--	5/19/18	4.525%	3 month USD-LIBOR-BBA	(20,191)

	3,112,000		--	5/30/28	5.014%	3 month USD-LIBOR-BBA	(870,912)

JPY	100,830,000		--	5/7/10	6 month JPY-LIBOR-BBA	1.09125%	2,654

JPY	22,180,000	(E)	--	5/7/18	2.205%	6 month JPY-LIBOR-BBA	(5,372)

JPY	4,800,000		--	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(2,629)

EUR	740,000		--	10/13/13	4.38%	6 month EUR-EURIBOR-REUTERS	(33,526)

EUR	810,000		--	10/13/18	6 month EUR-EURIBOR-REUTERS	4.54%	44,912

EUR	190,000		--	10/13/38	4.18%	6 month EUR-EURIBOR-REUTERS	(21,080)

	$45,000		49	10/24/13	3 month USD-LIBOR-BBA	3.50%	1,481

	1,503,000		708	10/24/10	3 month USD-LIBOR-BBA	2.60%	10,547

EUR	405,000		--	10/27/18	4.32%	6 month EUR-EURIBOR-REUTERS	(13,756)

EUR	300,000		--	10/27/23	6 month EUR-EURIBOR-REUTERS	4.43%	10,614

EUR	680,000		--	10/31/10	6 month EUR-EURIBOR-REUTERS	3.715%	5,313

	$1,254,000		(7,762)	11/18/18	3 month USD-LIBOR-BBA	4.10%	98,292

	1,023,000		(3,728)	11/18/13	3 month USD-LIBOR-BBA	3.45%	29,177

	2,941,000		(809)	11/18/10	3 month USD-LIBOR-BBA	2.35%	13,600

JPMorgan Chase Bank, N.A.
	298,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	10,464

	1,017,000		--	5/7/13	3.9325%	3 month USD-LIBOR-BBA	(54,502)

	1,000,000		--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(90,661)

MXN	1,450,000		--	7/19/13	1 month MXN-TIIE-BANXICO	9.235%	3

	$1,617,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	49,813

AUD	740,000	(E)	--	8/6/18	6 month AUD-BBR-BBSW	6.865%	23,235

CAD	250,000		--	8/5/18	4.172%	6 month CAD-BA-CDOR	(23,141)

ZAR	455,000	(F)	--	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(2,236)

AUD	368,000	(E)	--	9/2/18	6.53%	6 month AUD-BBR-BBSW	(8,652)

ZAR	227,500	(F)	--	9/8/13	9.95%	3 month ZAR-JIBAR-SAFEX	(1,092)

ZAR	455,000	(F)	--	9/9/13	9.94%	3 month ZAR-JIBAR-SAFEX	(2,169)

JPY	71,790,000		--	9/18/15	6 month JPY-LIBOR-BBA	1.19%	(1,938)

JPY	150,000		--	9/18/38	2.17%	6 month JPY-LIBOR-BBA	(101)

	$710,000		--	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(228,080)

EUR	300,000		--	10/17/13	6 month EUR-EURIBOR-REUTERS	4.51%	15,220

JPY	109,123,000		--	10/23/13	6 month JPY-LIBOR-BBA	1.28375%	8,652

JPY	21,995,000		--	10/23/38	2.0625%	6 month JPY-LIBOR-BBA	(8,649)

	$505,000		--	10/23/13	3 month USD-LIBOR-BBA	3.535%	16,710

EUR	240,000		--	10/31/13	6 month EUR-EURIBOR-REUTERS	3.967%	5,068

	$1,462,000		4,409	11/4/18	4.45%	3 month USD-LIBOR-BBA	(161,466)

	246,000		1,168	11/4/13	3.85%	3 month USD-LIBOR-BBA	(11,006)

EUR	150,000		--	11/18/23	6 month EUR-EURIBOR-Reuters	4.412%	5,652

	$296,000	(E)	--	11/24/18	3.735%	3 month USD-LIBOR-BBA	(2,244)

JPY	110,410,000	(F)	--	11/26/13	1.095%	6 month JPY-LIBOR-BBA	2,396

JPY	22,254,000	(F)	--	11/26/38	6 month JPY-LIBOR-BBA	1.75%	(8,135)

JPY	30,000,000		--	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(11,375)

Merrill Lynch Capital Services, Inc.
	$421,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(31,867)

JPY	4,800,000		--	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(2,796)

Merrill Lynch Derivative Products AG
JPY	2,400,000		--	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(1,557)

UBS AG
	$119,000		(4,087)	11/10/38	3 month USD-LIBOR-BBA	4.45%	28,169

	1,023,000		(34,006)	11/10/28	3 month USD-LIBOR-BBA	4.45%	172,704

	2,192,000		55,685	11/10/18	4.45%	3 month USD-LIBOR-BBA	(182,275)

Total							$(1,249,292)

(E) See Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/08 (Unaudited)

				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
GBP	10,000		8/21/36	(3.085%)	GBP Non-revised UK Retail Price Index	$(751)

Goldman Sachs International
EUR	560,000	(F)	3/26/09	(2.27%)	Eurostat Eurozone HICP excluding tobacco	(1,996)

EUR	310,000		4/30/13	2.375%	French Consumer Price Index excluding tobacco	26,485

EUR	310,000		4/30/13	(2.41%)	Eurostat Eurozone HICP excluding tobacco	(25,780)

EUR	310,000	(F)	5/6/13	2.34%	French Consumer Price Index excluding tobacco	24,485

EUR	310,000		5/6/13	(2.385%)	Eurostat Eurozone HICP excluding tobacco	(25,544)

Total						$(3,101)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/08 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received	Notional		nation	(paid) by fund	appreciation/
Referenced debt*	Rating**	(paid)***	amount		date	per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc., 6 1/2%, 6/15/13	Caa2	$--	$5,000		12/20/08	550 bp	$(46)

BSKYB Finance UK Plc, 5 3/4%, 10/20/17		--	110,000		2/20/09	(50 bp)	381

Clear Channel Communications, 5 3/4%, 1/15/13	Caa1	--	10,000		9/20/09	635 bp	(1,022)

Computer Science Corp., 5%, 2/15/13		--	50,000		3/20/18	(71 bp)	2,688

DJ LCDX NA Series 9 Index	BB-	29,500	990,000		12/20/12	225 bp	(164,685)

Embarq Corp., 7.082%, 6/1/16		--	40,000		6/20/16	(265 bp)	(1,554)

Limited Brands, Inc., 6 1/8%, 12/1/12		--	40,000		12/20/12	(252 bp)	5,533

Marriott International, 4 5/8%, 6/15/12		--	20,000		6/20/12	(139 bp)	2,371

Mattel, Inc., 7 1/4%, 7/9/12		--	155,000		3/20/13	(157.2 bp)	2,874

Motorola, Inc., 6.5%, 9/1/25		--	110,000		11/20/11	(240 bp)	2,712

Ryder System Inc., 6.95%, 12/1/25		--	155,000		3/20/13	(135 bp)	9,138

Sealed Air Corp., 5 5/8%, 7/15/13		--	100,000		9/20/13	(169 bp)	12,056

Spectra Energy Capital, 6 1/4%, 2/15/13		--	155,000		9/20/14	(115 bp)	4,720

Tyson Foods, Inc., 6.6%, 4/1/16		--	60,000		12/20/11	(370 bp)	2,500

Tyson Foods, Inc., 6.6%, 4/1/16		--	60,000		10/20/11	(370 bp)	2,315

Citibank, N.A.
Abitibibowater Inc., 6 1/2%, 6/15/13	Caa2	--	5,000		12/20/08	725 bp	(23)

Abitibibowater Inc., 6 1/2%, 6/15/13	Caa2	--	5,000		12/20/08	800 bp	(13)

Abitibibowater Inc., 6 1/2%, 6/15/13	Caa2	--	5,000		12/20/08	825 bp	(10)

DJ ABX HE AAA Index	AAA	11,086	130,022		7/25/45	18 bp	(19,790)

DJ ABX HE AAA Index	AA+	22,401	119,992		5/25/46	11 bp	(17,496)

DJ ABX HE AAA Series 6 Version 1 Index	AAA	1,522	13,965		7/25/45	18 bp	(1,795)

DJ ABX HE AAA Series 6 Version 1 Index	AAA	12,836	115,575		7/25/45	18 bp	(14,321)

DJ ABX HE PEN AAA Series 6 Version 1 Index	AA+	2,473	12,888		5/25/46	11 bp	(1,812)

DJ ABX HE PEN AAA Series 6 Version 2 Index	AA+	18,849	113,770		5/25/46	11 bp	(18,935)

FirstEnergy Corp., 7 3/8%, 11/15/31		--	90,000		12/20/11	(85 bp)	1,051

International Lease Finance Corp., 4.15%, 1/20/15		--	110,000		6/20/13	(222.50 bp)	23,890

Masco Corp., 5 7/8%, 7/15/12		--	100,000		3/20/17	(213 bp)	15,289

Newell Rubbermaid, Inc., 6.35%, 7/15/28		--	85,000		6/20/13	(85 bp)	3,151

Sanmina-Sci Corp., 8 1/8%, 3/1/16	B3	--	5,000		6/20/13	585 bp	(1,755)

Credit Suisse International
Arrow Electronics, Inc., 6 7/8%, 6/1/18		--	60,000		10/1/10	(54.2 bp)	1,107

DJ ABX HE AAA Index	AAA	14,392	115,575		7/25/45	18 bp	(13,054)

DJ ABX HE AAA Index	AAA	13,193	115,575		7/25/45	18 bp	(14,253)

DJ ABX HE AAA Series 7 Version 2 Index	BB+	3,330	6,000	(F)	1/25/38	76 bp	(543)

DJ ABX HE PEN AAA Series 6 Version 2 Index	AA+	10,509	53,330		5/25/46	11 bp	(7,223)

DJ CDX NA HY Series 10	B+	2,100	20,000		6/20/13	500 bp	(2,124)

DJ CDX NA HY Series 10	B+	5,313	50,000		6/20/13	500 bp	(5,248)

DJ CDX NA IG Series 11 Index		(7,381)	240,000		12/20/13	(150 bp)	1,409

DJ CDX NA IG Series 11 Index		(7,804)	330,000		12/20/13	(150 bp)	4,365

DJ CMB NA CMBX AAA Index	Aaa	21,305	128,000		12/13/49	8 bp	(24,737)

DJ CMB NA CMBX AAA Index		(4,005)	51,000		2/17/51	(35 bp)	14,466

DJ CMB NA CMBX AAA Index		(1,865)	25,000		2/17/51	(35 bp)	7,190

DJ CMB NA CMBX AJ Index		(17,362)	54,000		2/17/51	(96 bp)	18,578

KB Home, 5 3/4%, 2/1/14		--	50,000		9/20/11	(425 bp)	2,754

Liberty Mutual Insurance, 7 7/8%, 10/15/26		--	5,000		12/20/13	(210 bp)	172

Southwest Airlines, 5 1/4%, 10/1/14		--	25,000	(F)	3/20/12	(190 bp)	1,659

Deutsche Bank AG
CBS Corp, 4 5/8%, 5/15/18		--	70,000		6/20/11	(102 bp)	6,399

CenturyTel. Inc., 6%, 4/1/17		--	50,000		6/20/13	(170 bp)	(301)

CNA Financial Corp., 5.85%, 12/15/14		--	135,000		9/20/16	(155 bp)	17,485

DJ ABX CMBX AAA Index	Aaa	1,809		30,000	(F)	2/17/51	35 bp	(9,260)

DJ ABX HE A Series 7 Version 2 Index	CCC	25,480		28,000		1/25/38	369 bp	(1,155)

DJ ABX HE AAA Index	AAA	7,465		96,313		7/25/45	18 bp	(15,406)

DJ ABX HE AAA Series 6 Version 1 Index	AAA	1,428		13,484		7/25/45	18 bp	(1,774)

DJ CDX NA HY Series 11 Index	B+	9,656		50,000		12/20/13	500 bp	(2,756)

DJ CDX NA IG Series 11 Version 1 Index		(22,620)		1,400,000		12/20/13	(150 bp)	28,946

Expedia Inc., 7.456%, 8/15/18		--		27,000		12/20/13	(310 bp)	3,017

General Electric Capital Corp., 6%, 6/15/12	Aaa	--		50,000		9/20/13	109 bp	(6,633)

Hanson PLC., 7 7/8%, 9/27/10		--		25,000		9/20/16	(255 bp)	12,307

iStar Financial, Inc., 6%, 12/15/10	Ba3	675		10,000		3/20/09	500 bp	(456)

Korea Monetary STAB Bond, 5%, 2/14/09	A2	--		130,000	(F)	2/23/09	105 bp	(541)

Korea Monetary STAB Bond, 5.15%, 2/12/10	A2	--		130,000		2/19/10	115 bp	(3,072)

MetLife Inc., 5%, 6/15/15		--		5,000		12/20/13	(405 bp)	424

Packaging Corporation of America, 5 3/4%, 8/1/13		--		165,000		9/20/13	(129 bp)	5,021

Pitney Bowes, Inc., 4 5/8%, 10/1/12		--		60,000		3/20/18	(95 bp)	1,908

PPG Industries, Inc., 7.05%, 8/15/09		--		85,000		3/20/18	(154 bp)	4,217

Prudential Financial Inc., 4 1/2%, 7/15/13		--		5,000		12/20/13	(388 bp)	1,046

Republic of China, zero coupon, 12/5/08	Aa3	--		217,000		12/12/08	115 bp	1,645

Tyco Electronics Group, 6.55%, 10/1/17		--		90,000		12/20/17	(125.5 bp)	4,940

Universal Corp., 5.2%, 10/15/13		--		25,000		3/20/15	(95 bp)	429

Virgin Media Finance PLC, 8 3/4%, 4/15/14	B2	--	EUR	10,000		9/20/13	477 bp	(1,692)

Goldman Sachs International
CNA Financial Corp., 5.85%, 12/15/14		--		$5,000		9/20/11	(160 bp)	392

DJ ABX HE A Index	CCC	9,381		14,000		1/25/38	369 bp	(3,981)

DJ ABX HE AAA Index	AAA	3,733		48,156		7/25/45	18 bp	(7,703)

DJ ABX HE AAA Index	BB+	3,290		14,000		1/25/38	76 bp	(5,773)

DJ CDX NA HY Series 9 Index 25-35% tranche	A2	--		620,000	(F)	12/20/10	429 bp	(27,862)

DJ CDX NA HY Series 9 Index 25-35% tranche	A2	--		790,000	(F)	12/20/10	249 bp	(64,858)

DJ CDX NA HY Series 9 Index 25-35% tranche	A2	--		90,000	(F)	12/20/10	305 bp	(6,349)

DJ CDX NA IG Series 10 Index		1,480		77,104		6/20/18	(150 bp)	4,568

DJ CDX NA IG Series 11 Index		(12,607)		250,000		12/20/13	(150 bp)	(3,023)

DJ CDX NA IG Series 11 Index		(11,679)		250,000		12/20/13	(150 bp)	(2,096)

DJ CMB NA CMBX AAA Index		(1,413)		17,000		2/17/51	(35 bp)	4,897

Macy's Retail Holdings, Inc., 7.45%, 7/15/17		--		140,000		6/20/11	(254.9 bp)	22,899

Pearson PLC., 7%, 10/27/14		--		100,000		6/20/18	(96 bp)	(716)

JPMorgan Chase Bank, N.A.
AllTel Corp., 7 7/8%, 7/1/32		--		35,000		9/20/12	(95 bp)	657

Anheuser-Busch Co., Inc. 5 5/8%, 10/1/10		--		100,000		3/20/17	(133 bp)	3,746

Cardinal Health Inc., 5.85%, 12/15/17		--		20,000		6/20/12	(40 bp)	232

Computer Science Corp., 5%, 2/15/13		--		85,000		3/20/18	(82 bp)	3,845

Cox Communications, Inc., 6.8%, 8/1/28		--		100,000		3/20/10	(45 bp)	1,288

DJ ABX HE PEN AAA Series 6 Version 2 Index	AA+	2,627		13,332		5/25/46	11 bp	(1,806)

DJ CMB NA CMBX AAA Index		(2,025)		26,000	(F)	2/17/51	(35 bp)	7,568

Embarq Corp., 7.082%, 6/1/16		--		130,000		6/20/13	(337 bp)	(7,599)

Expedia, Inc., 7.456%, 8/15/18		--		18,000		9/20/13	(300 bp)	1,994

Glencore Funding LLC, 6%, 4/15/14		--		100,000		6/20/14	(148 bp)	40,024

iStar Financial, Inc., 6%, 12/15/10	Ba3	350		5,000		3/20/09	500 bp	(216)

Jefferson Smurfit Corp., 7.5%, 6/1/13	B3	--		15,000		3/20/13	685 bp	(8,905)

Lexmark International, Inc., 5.9%, 6/1/13		--		15,000		6/20/13	(113 bp)	1,605

Sanmina-Sci Corp., 8 1/8%, 3/1/16	B3	--		5,000		6/20/13	595 bp	(1,744)

Merrill Lynch Capital Services, Inc.
Marriott International, 4 5/8%, 6/15/12		--		95,000		6/20/12	(247 bp)	7,993

Merrill Lynch International
AllTel Corp., 7 7/8%, 7/1/32		--		245,000		9/20/12	(97 bp)	4,418

Computer Sciences Corp, 5%, 2/15/13		--		30,000		3/20/13	(66 bp)	840

Liberty Media LLC., 5.7%, 5/15/13		--	65,000	(F)	6/20/09	(203 bp)	317

MGM Mirage Inc., 5 7/8%, 2/27/14		--	60,000		9/20/10	(470 bp)	15,347

Pearson PLC, 7%, 10/27/14		--	100,000		6/20/18	(65 bp)	1,846

Supervalu, Inc., 7 1/2%, 05/15/12		--	240,000		8/1/09	(90 bp)	4,906

Morgan Stanley Capital Services, Inc.
Bundesrepublic of Deutschland, 6%, 6/20/16	Aaa	--	109,000		6/20/18	8 bp	(2,839)

DJ CDX NA IG Series 10 Index		10,511	538,752		6/20/18	(150 bp)	32,090

DJ CDX NA IG Series 11 Index		(21,506)	840,000		12/20/18	(140 bp)	19,854

DJ CMB NA CMBX AAA Index	Aaa	65,119	925,000		2/17/51	35 bp	(276,162)

DJ CMB NA CMBX AAA Index	Aaa	134,783	1,242,000		2/17/51	35 bp	(323,457)

DJ CMB NA CMBX AAA Index	Aaa	22,501	184,000		2/17/51	35 bp	(45,386)

Nalco Co., 7.75%, 11/15/11	B1	--	15,000		3/20/13	460 bp	(735)

Republic of Austria, 5 1/4%, 1/4/11		--	109,000		6/20/18	(17 bp)	9,101

Universal Corp., 5.2%, 10/15/13		--	75,000		3/20/13	(89 bp)	631

UBS, AG
Cardinal Health Inc., 5.85%, 12/15/17		--	150,000		6/20/13	(49 bp)	2,203

Hanson PLC., 7 7/8%, 9/27/10		--	55,000		9/20/16	(250 bp)	27,138

Meritage Homes Corp., 7%, 5/1/14		--	65,000		9/20/13	(760 bp)	7,460

Total							$(686,683)

* Payments related to the reference debt are made upon a credit default event.

** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represents the average of the ratings of all the securities included in that index. The Moody's or Standard & Poor's ratings are believed to be the most recent ratings available at November 30, 2008.

*** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Key to holding's currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar

NOTES

(a) Percentages indicated are based on net assets of $39,723,062.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at November 30, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at November 30, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at November 30, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $62,057,092, resulting in gross unrealized appreciation and depreciation of $747,222 and $15,062,704, respectively, or net unrealized depreciation of $14,315,482.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 2008.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs. On November 30, 2008, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

At November 30, 2008, liquid assets totaling $11,353,065 have been designated as collateral for open forward commitments, swap contracts, forward contracts, and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

The rates shown on Adjustable Rate Preferred Stock (ARP), Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at November 30, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at November 30, 2008.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at November 30, 2008 (as a percentage of Portfolio Value):

Bermuda	0.5%
Canada	0.5
Germany	3.1
Japan	1.0
Netherlands	2.7
United Kingdom	2.7
United States	86.6
Other	2.9

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At November 30, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $231,349 for the period ended November 30, 2008. During the period ended November 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $31,564,477 and $64,069,467, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of November 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$15,553,697	$(643,606)

Level 2	32,187,632	(1,529,877)

Level 3	281	--

Total	$47,741,610	$(2,173,483)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of November 30, 2008:

	Investment in Securities	Other Financial Instruments*

Balance as of February 29, 2008	$--	$--

Accrued discounts/premiums	17	--

Realized Gain / Loss	--	--
Change in net unrealized appreciation (depreciation)	14	--

Net Purchases / Sales	250	--

Net Transfers in and/or out of Level 3	--	--

Balance as of November 30, 2008	$281	$--

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 29, 2009